UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund:   Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 12/31/2016

Item 1 –	Report to Stockholders

Portfolio Management Commentary	Master Extended Market Index Series

How did the Series perform?

•

For the 12-month period ended December 31, 2016, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 16.07% while the benchmark Dow Jones U.S. Completion Total Stock Market Index (the “Benchmark Index”) returned 15.75%.

Describe the market environment.

•

The year started with U.S. stock prices falling due to fears of a global economic slowdown, oil prices cratering, and terrorist attacks in Istanbul, Jakarta, and Pakistan. Domestic equity markets rebounded in the second quarter of 2016, despite increased volatility in June from the “Brexit,” i.e., the United Kingdom’s vote to leave the European Union.

•

U.S. equities capitalized on the upward momentum from their second quarter rally, which continued through the second half of the reporting period, driven by a dovish Federal Reserve (the “Fed”) that kept rates unchanged and stronger-than-expected earnings releases versus analyst expectations. The U.S. economy continued to strengthen into the fourth quarter as seen by strong macro data and tightening of the U.S. labor market. As such, the Fed’s decision to raise rates by 25 basis points (0.25%) at the end of the reporting period did not come as a big surprise.

•

The U.S. election and the Fed were front and center in 2016. The year started with an increase in volatility as investors prepared for a possible Fed rate increase, and weighed probable outcomes of the U.S. election. While many people were shocked by the Trump win, markets did not experience the same type of volatility seen after the Brexit vote, with major U.S. indexes posting solid gains in November.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of matching the performance of the Benchmark Index as closely as possible before the deduction of Series expenses.

Describe portfolio positioning at period end.

•	The Series remains positioned to attempt to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	1

Portfolio Information as of December 31, 2016	Master Extended Market Index Series

Sector Allocation	Percent of Net Assets

Financials	18%
Information Technology	17
Consumer Discretionary	14
Industrials	13
Health Care	10
Real Estate	9
Materials	6
Energy	4
Consumer Staples	4
Utilities	3
Telecommunications Services	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

For Series compliance purposes, the Series’ sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Series’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
AAR Corp.	4,851	$160,326
Aerojet Rocketdyne Holdings, Inc. (a)	10,910	195,835
Aerovironment, Inc. (a)	3,384	90,793
American Outdoor Brands Corp. (a)	8,805	185,609
Astronics Corp. (a)	3,613	122,264
B/E Aerospace, Inc.	15,620	940,168
BWX Technologies, Inc.	15,015	596,095
CPI Aerostructures, Inc. (a)	2,281	21,099
Cubic Corp.	3,758	180,196
Curtiss-Wright Corp.	6,672	656,258
Ducommun, Inc. (a)	1,874	47,899
Engility Holdings, Inc. (a)	2,637	88,867
Esterline Technologies Corp. (a)	4,377	390,428
HEICO Corp.	3,308	255,212
HEICO Corp., Class A	5,544	376,438
Hexcel Corp.	13,909	715,479
Huntington Ingalls Industries, Inc.	7,025	1,293,935
Innovative Solutions & Support, Inc. (a)	4,600	15,318
KLX, Inc. (a)	8,765	395,389
Kratos Defense & Security Solutions, Inc. (a)	7,970	58,978
LMI Aerospace, Inc. (a)	2,720	23,446
Mantech International Corp., Class A	3,813	161,099
Moog, Inc., Class A (a)	4,945	324,788
Orbital ATK, Inc.	8,889	779,832
RBC Bearings, Inc. (a)	3,670	340,613
Spirit Aerosystems Holdings, Inc., Class A	19,601	1,143,718
Sturm Ruger & Co., Inc.	2,841	149,721
Taser International, Inc. (a)	8,193	198,598
Teledyne Technologies, Inc. (a)	5,328	655,344
Triumph Group, Inc.	7,487	198,406
VSE Corp.	1,288	50,026

		10,812,177
Alternative Energy — 0.1%
Aemetis, Inc. (a)(b)	3,787	5,264
Amyris, Inc. (a)	8,820	6,438
Enphase Energy, Inc. (a)	5,033	5,083
FuelCell Energy, Inc. (a)(b)	6,237	10,915
Green Brick Partners, Inc. (a)	3,198	32,140
Green Plains, Inc.	5,207	145,015
MagneGas Corp. (a)(b)	3,416	1,537
Ocean Power Technologies, Inc. (a)(b)	1,146	3,381
Pattern Energy Group, Inc.	10,166	193,052
Plug Power, Inc. (a)(b)	35,694	42,833
Renewable Energy Group, Inc. (a)	5,257	50,993
REX American Resources Corp. (a)	921	90,949
SolarEdge Technologies, Inc. (a)	4,302	53,345
SunPower Corp. (a)(b)	9,200	60,812
TerraVia Holdings, Inc. (a)	13,122	15,090

		716,847
Automobiles & Parts — 2.0%
Adient PLC (a)	14,214	832,940
Allison Transmission Holdings, Inc.	25,197	848,887
American Axle & Manufacturing Holdings, Inc. (a)	11,370	219,441
Autoliv, Inc.	13,229	1,496,861
Cooper Tire & Rubber Co.	8,072	313,597
Cooper-Standard Holding, Inc. (a)	2,832	292,772
Dana, Inc.	21,805	413,859
Dorman Products, Inc. (a)	4,690	342,651
Federal-Mogul Holdings Corp. (a)	4,135	42,632
Gentex Corp.	43,484	856,200
Gentherm, Inc. (a)	5,419	183,433
Lear Corp.	10,615	1,405,108
Modine Manufacturing Co. (a)	7,896	117,650
Motorcar Parts of America, Inc. (a)	2,943	79,226
Standard Motor Products, Inc.	2,952	157,105

Common Stocks	Shares	Value
Automobiles & Parts (continued)
Stoneridge, Inc. (a)	4,259	$75,342
Strattec Security Corp.	573	23,092
Superior Industries International, Inc.	3,414	89,959
Tenneco, Inc. (a)	8,465	528,809
Tesla Motors, Inc. (a)	18,887	4,035,963
Titan International, Inc.	6,931	77,697
Tower International, Inc.	3,363	95,341
U.S. Auto Parts Network, Inc. (a)	3,527	12,415
Visteon Corp.	5,070	407,324
WABCO Holdings, Inc. (a)	7,941	842,937

		13,791,241
Banks — 8.1%
1st Source Corp.	2,766	123,530
American National Bankshares, Inc.	2,205	76,734
Ameris Bancorp	5,413	236,007
Ames National Corp.	2,125	70,125
Arrow Financial Corp.	2,793	113,117
Associated Banc-Corp	22,147	547,031
Astoria Financial Corp.	13,130	244,874
Banc of California, Inc.	7,769	134,792
Bancfirst Corp.	1,354	125,990
Bancorp of New Jersey, Inc.	2,128	28,728
Bancorp, Inc. (a)	11,498	90,374
BancorpSouth, Inc.	12,804	397,564
Bank Mutual Corp.	7,238	68,399
Bank of Hawaii Corp.	6,345	562,738
Bank of Marin Bancorp	1,247	86,978
Bank of the Ozarks, Inc.	13,749	723,060
BankFinancial Corp.	3,939	58,376
BankUnited, Inc.	16,457	620,264
Banner Corp.	4,201	234,458
Bar Harbor Bankshares	1,552	73,456
BCB Bancorp, Inc.	3,436	44,668
Bear State Financial, Inc.	4,309	43,736
Beneficial Bancorp, Inc.	12,021	221,186
Berkshire Hills Bancorp, Inc.	4,850	178,722
Blue Hills Bancorp, Inc.	5,873	110,119
BNC Bancorp	8,031	256,189
BofI Holding, Inc. (a)	8,936	255,123
BOK Financial Corp.	3,310	274,862
Boston Private Financial Holdings, Inc.	12,591	208,381
Bridge Bancorp, Inc.	3,096	117,338
Brookline Bancorp, Inc.	11,463	187,993
Bryn Mawr Bank Corp.	2,983	125,733
California First National Bancorp	882	13,803
Camden National Corp.	2,953	131,261
Capital Bank Financial Corp., Class A	4,906	192,560
Capital City Bank Group, Inc.	2,343	47,985
Capitol Federal Financial, Inc.	18,668	307,275
Cardinal Financial Corp.	5,232	171,557
Cascade Bancorp (a)	7,559	61,379
Cathay General Bancorp	11,246	427,685
Centerstate Banks, Inc.	7,831	197,106
Central Pacific Financial Corp.	5,395	169,511
Century Bancorp, Inc., Class A	997	59,820
Chemical Financial Corp.	10,846	587,528
Citizens & Northern Corp.	2,833	74,225
City Holding Co.	2,469	166,904
Civista Bancshares, Inc.	1,968	38,238
Clifton Bancorp, Inc.	4,768	80,675
CNB Financial Corp.	2,894	77,386
CoBiz Financial, Inc.	6,271	105,917
Colony Bankcorp, Inc. (a)	463	6,112
Columbia Banking System, Inc.	8,927	398,858
Commerce Bancshares, Inc.	13,261	766,618
Community Bank System, Inc.	6,838	422,520

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Community Trust Bancorp, Inc.	2,821	$139,922
ConnectOne Bancorp, Inc.	4,852	125,909
Cullen/Frost Bankers, Inc.	8,679	765,748
Customers Bancorp, Inc. (a)	4,665	167,100
CVB Financial Corp.	15,007	344,111
Dime Community Bancshares, Inc.	5,246	105,445
Eagle Bancorp, Inc. (a)	4,741	288,964
East West Bancorp, Inc.	22,021	1,119,327
Eastern Virginia Bankshares, Inc.	2,546	26,606
Enterprise Bancorp, Inc.	1,672	62,800
Enterprise Financial Services Corp.	3,377	145,211
ESSA Bancorp, Inc.	3,300	51,876
Farmers Capital Bank Corp.	1,739	73,125
FCB Financial Holdings, Inc., Class A (a)	6,311	301,035
Fidelity Southern Corp.	3,947	93,425
Financial Institutions, Inc.	2,741	93,742
First Bancorp, Inc.	2,552	84,471
First Bancorp, North Carolina	3,740	101,504
First BanCorp, Puerto Rico (a)	21,981	145,294
First Busey Corp.	5,356	164,858
First Citizens BancShares, Inc., Class A	1,356	481,380
First Commonwealth Financial Corp.	13,854	196,450
First Community Bancshares, Inc.	3,087	93,042
First Connecticut Bancorp, Inc.	3,182	72,072
First Defiance Financial Corp.	1,683	85,395
First Financial Bancorp	9,739	277,075
First Financial Bankshares, Inc.	10,240	462,848
First Financial Corp.	2,125	112,200
First Financial Northwest, Inc.	2,323	45,856
First Hawaiian, Inc.	3,770	131,271
First Horizon National Corp.	35,537	711,095
First Interstate Bancsystem, Inc., Class A	3,341	142,160
First Merchants Corp.	6,558	246,909
First Midwest Bancorp, Inc.	12,439	313,836
First NBC Bank Holding Co. (a)	2,797	20,418
First of Long Island Corp.	4,315	123,193
First Republic Bank	23,194	2,137,095
First South Bancorp, Inc.	3,052	36,471
First United Corp. (a)	2,396	38,216
Flagstar Bancorp, Inc. (a)	3,391	91,354
Flushing Financial Corp.	4,602	135,253
FNB Corp.	31,145	499,254
Fulton Financial Corp.	26,033	489,420
German American Bancorp, Inc.	2,419	127,264
Glacier Bancorp, Inc.	11,462	415,268
Great Southern Bancorp, Inc.	2,007	109,683
Great Western Bancorp, Inc.	9,153	398,979
Greene County Bancshares, Inc.	3,466	—
Guaranty Bancorp	3,022	73,132
Hancock Holding Co.	11,721	505,175
Hanmi Financial Corp.	5,135	179,211
HarborOne Bancorp, Inc. (a)	6,258	121,030
Heartland Financial USA, Inc.	3,267	156,816
Heritage Commerce Corp.	5,501	79,379
Heritage Financial Corp.	5,517	142,063
HMN Financial, Inc. (a)	1,907	33,373
Home Bancorp, Inc.	1,783	68,842
Home BancShares, Inc.	18,592	516,300
HomeStreet, Inc. (a)	3,639	114,992
HomeTrust Bancshares, Inc. (a)	3,223	83,476
Hope Bancorp, Inc.	19,879	435,151
Horizon Bancorp	3,930	110,040
Iberiabank Corp.	6,713	562,214
Independent Bank Corp.	8,552	396,715
Independent Bank Group, Inc.	1,902	118,685
International Bancshares Corp.	8,860	361,488
Investors Bancorp, Inc.	46,137	643,611

Common Stocks	Shares	Value
Banks (continued)
Kearny Financial Corp.	14,266	$221,836
Lakeland Bancorp, Inc.	6,993	136,364
Lakeland Financial Corp.	4,198	198,817
LegacyTexas Financial Group, Inc.	6,540	281,612
Macatawa Bank Corp.	6,531	67,988
MainSource Financial Group, Inc.	4,056	139,526
MB Financial, Inc.	10,674	504,133
Mercantile Bank Corp.	3,191	120,301
Merchants Bancshares, Inc.	1,379	74,742
Meridian Bancorp, Inc.	8,210	155,169
Meta Financial Group, Inc.	1,405	144,575
MidSouth Bancorp, Inc.	2,061	28,030
MidWestOne Financial Group, Inc.	1,932	72,643
MutualFirst Financial, Inc.	1,697	56,171
National Bank Holdings Corp., Class A	4,215	134,416
National Bankshares, Inc.	1,700	73,865
NBT Bancorp, Inc.	6,847	286,752
New York Community Bancorp, Inc.	73,392	1,167,667
Northfield Bancorp, Inc.	7,214	144,064
Northrim BanCorp, Inc.	1,757	55,521
Northwest Bancshares, Inc.	15,090	272,073
Norwood Financial Corp.	1,347	44,640
OceanFirst Financial Corp.	5,201	156,186
OFG Bancorp	7,031	92,106
Ohio Valley Banc Corp. (b)	1,099	29,893
Old National Bancorp	21,036	381,803
Old Second Bancorp, Inc.	6,505	71,880
Opus Bank	3,144	94,477
Oritani Financial Corp.	6,327	118,631
Orrstown Financial Services, Inc.	2,093	46,883
Pacific Continental Corp.	3,946	86,220
Pacific Premier Bancorp, Inc. (a)	4,390	155,186
PacWest Bancorp	18,500	1,007,140
Park National Corp.	2,061	246,619
Park Sterling Corp.	9,934	107,188
Peapack Gladstone Financial Corp.	2,519	77,787
Penns Woods Bancorp, Inc.	1,209	61,055
Peoples Bancorp of North Carolina, Inc.	1,497	37,530
Peoples Bancorp, Inc.	3,210	104,197
Peoples Financial Corp. (a)	1,245	20,107
Pinnacle Financial Partners, Inc.	6,503	450,658
Popular, Inc.	15,449	676,975
Porter Bancorp, Inc. (a)	1,229	15,141
Preferred Bank	2,333	122,296
PrivateBancorp, Inc.	12,060	653,531
Prosperity Bancshares, Inc.	10,420	747,948
Provident Financial Holdings, Inc.	2,303	46,567
Provident Financial Services, Inc.	9,234	261,322
QCR Holdings, Inc.	2,381	103,097
Renasant Corp.	6,481	273,628
Republic Bancorp, Inc., Class A	1,667	65,913
Republic First Bancorp, Inc. (a)	9,649	80,569
Riverview Bancorp, Inc.	5,394	37,758
S&T Bancorp, Inc.	5,620	219,405
Sandy Spring Bancorp, Inc.	3,931	157,201
Seacoast Banking Corp. of Florida (a)	5,628	124,154
ServisFirst Bancshares, Inc.	7,126	266,797
Shore Bancshares, Inc.	3,680	56,120
Sierra Bancorp	2,508	66,688
Signature Bank (a)	8,204	1,232,241
Simmons First National Corp., Class A	4,484	278,681
South State Corp.	3,796	331,770
Southside Bancshares, Inc.	4,104	154,598
Southwest Bancorp, Inc.	3,696	107,184
State Bank Financial Corp.	5,894	158,313
Sterling Bancorp	19,874	465,052
Stock Yards Bancorp, Inc.	3,828	179,725

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Stonegate Bank	2,415	$100,778
Suffolk Bancorp	2,100	89,922
Summit Financial Group, Inc. (b)	2,289	63,016
Sun Bancorp, Inc.	2,292	59,592
SVB Financial Group (a)	7,951	1,364,869
Synovus Financial Corp.	19,003	780,643
TCF Financial Corp.	25,532	500,172
Territorial Bancorp, Inc.	2,198	72,182
Texas Capital Bancshares, Inc. (a)	7,471	585,726
TFS Financial Corp.	9,927	189,010
Tompkins Financial Corp.	2,027	191,633
TowneBank	8,811	292,966
Trico Bancshares	3,317	113,375
TrustCo Bank Corp. NY	14,741	128,984
Trustmark Corp.	10,227	364,593
UMB Financial Corp.	6,522	502,977
Umpqua Holdings Corp.	33,031	620,322
Union Bankshares Corp.	7,003	250,287
United Bancorp, Inc.	3,115	42,053
United Bankshares, Inc.	10,188	471,195
United Community Banks, Inc.	11,340	335,891
United Community Financial Corp.	9,075	81,131
United Financial Bancorp, Inc.	8,517	154,669
United Security Bancshares (a)	4,172	32,335
Univest Corp. of Pennsylvania	4,547	140,502
Valley National Bancorp	38,204	444,695
Washington Federal, Inc.	13,426	461,183
Washington Trust Bancorp, Inc.	2,472	138,556
Waterstone Financial, Inc.	4,794	88,210
Webster Financial Corp.	13,987	759,214
WesBanco, Inc.	6,370	274,292
West BanCorp., Inc.	3,190	78,793
Westamerica BanCorp	4,025	253,293
Western Alliance Bancorp (a)	14,629	712,579
Western New England Bancorp, Inc.	7,717	72,154
Wintrust Financial Corp.	7,733	561,184
WSFS Financial Corp.	4,170	193,279
Xenith Bankshares, Inc. (a)	1,536	43,315
Yadkin Financial Corp.	8,345	285,900

		54,745,786
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,320	224,202
Coca-Cola Bottling Co. Consolidated	720	128,772
Craft Brew Alliance, Inc. (a)	1,760	29,744
National Beverage Corp.	1,810	92,455
Primo Water Corp. (a)	4,659	57,212
Willamette Valley Vineyards, Inc. (a)	2,312	18,519

		550,904
Chemicals — 2.6%
A. Schulman, Inc.	4,402	147,247
Aceto Corp.	4,429	97,305
AdvanSix, Inc. (a)	4,587	101,556
American Vanguard Corp.	3,882	74,340
Ashland Global Holdings, Inc.	9,318	1,018,364
Axalta Coating Systems Ltd. (a)	32,498	883,946
Balchem Corp.	4,848	406,844
Cabot Corp.	9,215	465,726
Calgon Carbon Corp.	7,617	129,489
Cambrex Corp. (a)	4,820	260,039
Celanese Corp., Series A	21,753	1,712,831
Chase Corp.	1,295	108,197
Chemours Co.	27,396	605,178
Chemtura Corp. (a)	9,511	315,765
CSW Industrials, Inc. (a)	2,567	94,594
Ferro Corp. (a)	13,135	188,225
FutureFuel Corp.	3,639	50,582

Common Stocks	Shares	Value
Chemicals (continued)
GCP Applied Technologies, Inc. (a)	10,983	$293,795
Hawkins, Inc.	1,620	87,399
HB Fuller Co.	7,981	385,562
Huntsman Corp.	30,183	575,892
Ingevity Corp. (a)	6,519	357,632
Innophos Holdings, Inc.	3,017	157,668
Innospec, Inc.	3,555	243,518
Intrepid Potash, Inc. (a)	8,477	17,632
KMG Chemicals, Inc.	1,469	57,129
Koppers Holdings, Inc. (a)	3,456	139,277
Kraton Corp. (a)	4,717	134,340
Kronos Worldwide, Inc.	3,366	40,190
LSB Industries, Inc. (a)	2,939	24,746
Metabolix, Inc. (a)	2,331	816
Minerals Technologies, Inc.	5,478	423,176
NewMarket Corp.	1,403	594,648
Nexeo Solutions, Inc. (a)	9,162	85,298
Olin Corp.	24,594	629,852
OMNOVA Solutions, Inc. (a)	6,506	65,060
Platform Specialty Products Corp. (a)	34,204	335,541
PolyOne Corp.	12,483	399,955
Quaker Chemical Corp.	2,000	255,880
Rayonier Advanced Materials, Inc.	6,271	96,950
Rentech, Inc. (a)	3,065	7,601
RPM International, Inc.	20,087	1,081,283
Senomyx, Inc. (a)	7,801	7,489
Sensient Technologies Corp.	6,656	523,029
Stepan Co.	2,878	234,499
TOR Minerals International, Inc. (a)	1,000	6,050
Tredegar Corp.	3,711	89,064
Trinseo SA	7,002	415,219
Tronox Ltd., Class A	9,237	95,234
Univar, Inc. (a)	10,982	311,559
Valspar Corp.	11,221	1,162,608
Versum Materials, Inc. (a)	16,320	458,102
Westlake Chemical Corp.	5,649	316,288
WR Grace & Co.	10,629	718,946
ZAGG, Inc. (a)	4,990	35,429

		17,524,584
Construction & Materials — 2.5%
AAON, Inc.	5,823	192,450
Advanced Drainage Systems, Inc.	5,721	117,853
AECOM (a)	23,736	863,041
Aegion Corp. (a)	5,610	132,957
Ameresco, Inc., Class A (a)	3,372	18,546
American DG Energy, Inc. (a)	13,435	3,762
American Woodmark Corp. (a)	2,117	159,304
AO Smith Corp.	22,278	1,054,863
Apogee Enterprises, Inc.	4,823	258,320
Argan, Inc.	1,952	137,714
Armstrong Flooring, Inc. (a)	4,145	82,527
Armstrong World Industries, Inc. (a)	7,446	311,243
BlueLinx Holdings, Inc. (a)	2,204	16,464
Blueprint Medicines Corp. (a)	3,284	92,116
BMC Stock Holdings, Inc. (a)	7,562	147,459
Boise Cascade Co. (a)	5,862	131,895
Builders FirstSource, Inc. (a)	13,413	147,141
Chicago Bridge & Iron Co. NV	15,246	484,060
Continental Building Products, Inc. (a)	6,349	146,662
Eagle Materials, Inc.	7,311	720,353
EMCOR Group, Inc.	9,242	653,964
Generac Holdings, Inc. (a)	9,944	405,119
Gibraltar Industries, Inc. (a)	5,276	219,745
Granite Construction, Inc.	6,000	330,000
Great Lakes Dredge & Dock Corp. (a)	9,666	40,597
Griffon Corp.	4,996	130,895

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
Headwaters, Inc. (a)	11,159	$262,460
Hill International, Inc. (a)	7,303	31,768
IES Holdings, Inc. (a)	1,636	31,329
Installed Building Products, Inc. (a)	3,192	131,830
Insteel Industries, Inc.	2,808	100,077
Inteliquent, Inc.	4,943	113,294
KBR, Inc.	21,005	350,573
Layne Christensen Co. (a)	3,913	42,534
LB Foster Co., Class A	1,479	20,114
Lennox International, Inc.	5,921	906,920
Louisiana-Pacific Corp. (a)	21,512	407,222
Masonite International Corp. (a)	4,641	305,378
MasTec, Inc. (a)	9,981	381,773
MDU Resources Group, Inc.	29,313	843,335
Mueller Water Products, Inc., Series A	24,820	330,354
MYR Group, Inc. (a)	2,843	107,124
NCI Building Systems, Inc. (a)	6,628	103,728
Northwest Pipe Co. (a)	2,132	36,713
Omega Flex, Inc.	980	54,645
Orion Group Holdings, Inc. (a)	5,034	50,088
Owens Corning	17,228	888,276
Patrick Industries, Inc. (a)	2,393	182,586
PGT Innovations, Inc. (a)	7,825	89,596
Ply Gem Holdings, Inc. (a)	3,732	60,645
Primoris Services Corp.	5,751	131,008
Quanex Building Products Corp.	5,075	103,023
Simpson Manufacturing Co., Inc.	5,984	261,800
Sterling Construction Co., Inc. (a)	5,074	42,926
Summit Materials, Inc., Class A (a)	14,794	351,938
Thermon Group Holdings, Inc. (a)	5,345	102,036
TopBuild Corp. (a)	6,084	216,590
TRC Cos., Inc. (a)	4,693	49,746
Trex Co., Inc. (a)	4,443	286,129
Tutor Perini Corp. (a)	6,087	170,436
Universal Forest Products, Inc.	3,003	306,847
US Concrete, Inc. (a)	2,197	143,904
USG Corp. (a)	13,936	402,472
Valmont Industries, Inc.	3,342	470,888
Watsco, Inc.	3,927	581,667
Watts Water Technologies, Inc., Class A	4,067	265,168

		16,717,990
Electricity — 1.2%
ALLETE, Inc.	7,239	464,671
Avangrid, Inc.	8,369	317,018
Black Hills Corp.	8,064	494,646
Calpine Corp. (a)	55,277	631,816
Covanta Holding Corp.	20,330	317,148
Dynegy, Inc. (a)	18,227	154,200
El Paso Electric Co.	6,084	282,906
Empire District Electric Co.	6,920	235,903
Great Plains Energy, Inc.	33,516	916,663
Hawaiian Electric Industries, Inc.	15,944	527,268
IDACORP, Inc.	7,329	590,351
MGE Energy, Inc.	5,145	335,969
NorthWestern Corp.	7,217	410,431
Ormat Technologies, Inc.	5,791	310,513
Portland General Electric Co.	13,068	566,236
TerraForm Global, Inc., Class A (a)	8,295	32,765
TerraForm Power, Inc., Class A (a)	11,225	143,792
Unitil Corp.	2,550	115,617
US Geothermal, Inc. (a)	7,641	31,252
Vivint Solar, Inc. (a)(b)	3,153	8,040
Westar Energy, Inc.	21,742	1,225,162

		8,112,367

Common Stocks	Shares	Value
Electronic & Electrical Equipment — 2.9%
Allied Motion Technologies, Inc.	1,620	$34,652
Anixter International, Inc. (a)	4,284	347,218
Applied DNA Sciences, Inc. (a)(b)	6,764	12,513
Arrow Electronics, Inc. (a)	13,554	966,400
Avnet, Inc.	19,196	913,922
AVX Corp.	6,239	97,516
AZZ, Inc.	3,998	255,472
Badger Meter, Inc.	5,214	192,657
Bel Fuse, Inc., Class B	2,157	66,651
Belden, Inc.	6,483	484,734
Benchmark Electronics, Inc. (a)	7,614	232,227
Brady Corp., Class A	6,969	261,686
Capstone Turbine Corp. (a)(b)	3,678	2,501
Cognex Corp.	13,064	831,132
Coherent, Inc. (a)	3,740	513,820
Control4 Corp. (a)	3,575	36,465
CTS Corp.	5,283	118,339
CyberOptics Corp. (a)	1,663	43,404
Daktronics, Inc.	6,043	64,660
Electro Scientific Industries, Inc. (a)	5,070	30,014
eMagin Corp. (a)	6,297	13,539
Encore Wire Corp.	3,537	153,329
Energy Focus, Inc. (a)(b)	4,423	18,798
EnerNOC, Inc. (a)	4,406	26,436
EnerSys	6,398	499,684
ESCO Technologies, Inc.	3,900	220,935
Fabrinet (a)	5,509	222,013
FARO Technologies, Inc. (a)	2,690	96,840
General Cable Corp.	7,405	141,065
Houston Wire & Cable Co.	3,110	20,215
Hubbell, Inc.	7,812	911,660
II-VI, Inc. (a)	8,248	244,553
Integer Holdings Corp. (a)	4,501	132,554
Intevac, Inc. (a)	5,485	46,897
IntriCon Corp. (a)	2,740	18,906
IPG Photonics Corp. (a)	5,675	560,179
Itron, Inc. (a)	5,094	320,158
Jabil Circuit, Inc.	27,988	662,476
Kemet Corp. (a)	8,847	58,656
Keysight Technologies, Inc. (a)	26,018	951,478
Kimball Electronics, Inc. (a)	5,162	93,948
Knowles Corp. (a)	13,186	220,338
Landauer, Inc.	1,662	79,942
LightPath Technologies, Inc., Class A (a)	6,052	9,320
Littelfuse, Inc.	3,391	514,652
LSI Industries, Inc.	4,195	40,859
MACOM Technology Solutions Holdings, Inc. (a)	3,857	178,502
Maxwell Technologies, Inc. (a)	5,619	28,769
Mesa Laboratories, Inc.	562	68,986
Methode Electronics, Inc.	5,654	233,793
Microvision, Inc. (a)(b)	10,983	13,839
MTS Systems Corp.	2,593	147,023
NAPCO Security Technologies, Inc. (a)	4,487	38,140
National Instruments Corp.	16,123	496,911
Novanta, Inc. (a)	5,584	117,264
Nuvectra Corp. (a)	1,322	6,650
NVE Corp.	974	69,573
Orion Energy Systems, Inc. (a)	7,855	17,045
OSI Systems, Inc. (a)	2,791	212,451
Park Electrochemical Corp.	3,206	59,792
Plexus Corp. (a)	5,087	274,901
Powell Industries, Inc.	1,398	54,522
Regal-Beloit Corp.	6,610	457,743
Research Frontiers, Inc. (a)	5,552	10,105
Rogers Corp. (a)	2,685	206,235
Rubicon Technology, Inc. (a)	5,299	3,280
Sanmina Corp. (a)	11,339	415,574

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Sensata Technologies Holding NV (a)	25,803	$1,005,027
Synthesis Energy Systems, Inc. (a)(b)	5,951	5,951
Trimble, Inc. (a)	38,775	1,169,066
TTM Technologies, Inc. (a)	13,962	190,302
Turtle Beach Corp. (a)	6,063	7,943
Ultralife Corp. (a)	4,545	22,498
Universal Display Corp. (a)	6,767	380,982
Veeco Instruments, Inc. (a)	6,043	176,153
Vicor Corp. (a)	3,135	47,339
Vishay Intertechnology, Inc.	20,274	328,439
Vishay Precision Group, Inc. (a)	2,569	48,554
WESCO International, Inc. (a)	6,444	428,848
Zebra Technologies Corp., Class A (a)	8,305	712,237

		19,419,850
Financial Services — 4.5%
Actinium Pharmaceuticals, Inc. (a)	8,447	7,391
Ally Financial, Inc.	72,093	1,371,209
Artisan Partners Asset Management, Inc., Class A	6,398	190,340
Ashford, Inc. (a)	394	17,379
Associated Capital Group, Inc., Class A	805	26,444
Asta Funding, Inc. (a)	1,501	14,710
Atlanticus Holdings Corp. (a)	251	715
Bats Global Markets, Inc.	4,726	158,368
BGC Partners, Inc., Class A	32,343	330,869
Blackhawk Network Holdings, Inc. (a)	8,248	310,743
Calamos Asset Management, Inc., Class A	3,789	32,396
CBOE Holdings, Inc.	12,335	911,433
CIT Group, Inc.	30,460	1,300,033
Cohen & Steers, Inc.	3,036	102,010
Consumer Portfolio Services, Inc. (a)	5,716	29,266
Cowen Group, Inc., Class A (a)	4,324	67,022
Credit Acceptance Corp. (a)(b)	1,948	423,709
Diamond Hill Investment Group, Inc.	522	109,818
Eaton Vance Corp.	17,202	720,420
Emergent Capital, Inc. (a)	5,857	7,087
Encore Capital Group, Inc. (a)	3,846	110,188
Enova International, Inc. (a)	4,701	58,998
Essent Group Ltd. (a)	11,345	367,238
EverBank Financial Corp.	17,410	338,624
Evercore Partners, Inc., Class A	5,798	398,323
Ezcorp, Inc., Class A (a)	8,094	86,201
FBR & Co.	1,765	22,945
Federal Agricultural Mortgage Corp., Class C	1,734	99,306
Federated Investors, Inc., Class B	13,995	395,779
Financial Engines, Inc.	8,155	299,696
FirstCash, Inc.	7,433	349,351
FNF Group	40,253	1,366,992
FNFV Group (a)	12,743	174,579
FXCM, Inc., Class A (a)	1,155	8,143
GAMCO Investors, Inc., Class A	805	24,866
Green Dot Corp., Class A (a)	6,679	157,290
Greenhill & Co., Inc.	4,276	118,445
HealthEquity, Inc. (a)	6,578	266,541
HRG Group, Inc. (a)	20,653	321,361
IHS Markit, Ltd. (a)	49,578	1,755,557
Impac Mortgage Holdings, Inc. (a)	1,830	25,657
Interactive Brokers Group, Inc., Class A	10,219	373,096
INTL. FCStone, Inc. (a)	2,537	100,465
Investment Technology Group, Inc.	5,189	102,431
Janus Capital Group, Inc.	21,344	283,235
Jason Industries, Inc. (a)	4,507	8,113
KCG Holdings, Inc., Class A (a)	8,227	109,008
Ladder Capital Corp.	11,133	152,745
Ladenburg Thalmann Financial Services, Inc. (a)	20,288	49,503
Lazard Ltd., Class A	19,524	802,241
Legg Mason, Inc.	13,893	415,540

Common Stocks	Shares	Value
Financial Services (continued)
LendingClub Corp. (a)	48,604	$255,171
LendingTree, Inc. (a)	1,072	108,647
Liberty Ventures (a)	13,059	481,485
LPL Financial Holdings, Inc.	11,698	411,887
MarketAxess Holdings, Inc.	5,863	861,392
Marlin Business Services Corp.	1,640	34,276
MGIC Investment Corp. (a)	51,995	529,829
Moelis & Co., Class A	3,091	104,785
MoneyGram International, Inc. (a)	5,436	64,199
MSCI, Inc.	14,204	1,118,991
Nelnet, Inc., Class A	2,846	144,434
NewStar Financial, Inc. (a)	3,072	28,416
NMI Holdings, Inc., Class A (a)	9,420	100,323
NorthStar Asset Management Group, Inc.	28,871	430,755
NRG Yield, Inc., Class A	5,864	90,071
NRG Yield, Inc., Class C	9,117	144,049
Ocwen Financial Corp. (a)	16,212	87,383
On Deck Capital, Inc. (a)	6,601	30,563
OneMain Holdings, Inc. (a)	8,167	180,817
Oppenheimer Holdings, Inc., Class A	1,705	31,713
PICO Holdings, Inc. (a)	4,035	61,130
Piper Jaffray Cos. (a)	2,366	171,535
PJT Partners, Inc., Class A	2,864	88,440
PRA Group, Inc. (a)	7,260	283,866
Pzena Investment Management, Inc., Class A	3,173	35,252
Radian Group, Inc.	32,809	589,906
Raymond James Financial, Inc.	19,197	1,329,776
Safeguard Scientifics, Inc. (a)	4,085	54,943
Santander Consumer USA Holdings, Inc. (a)	17,383	234,670
SEI Investments Co.	20,453	1,009,560
SLM Corp. (a)	65,378	720,466
Stewart Information Services Corp.	3,587	165,289
Stifel Financial Corp. (a)	9,973	498,151
Synergy Resources Corp. (a)	32,019	285,289
TD Ameritrade Holding Corp.	36,614	1,596,370
TESARO, Inc. (a)	5,265	708,037
U.S. Global Investors, Inc., Class A (b)	4,302	5,851
Virtu Financial, Inc., Class A	6,407	102,192
Virtus Investment Partners, Inc.	959	113,210
VolitionRX Ltd. (a)(b)	6,405	29,271
Voya Financial, Inc.	29,776	1,167,815
Waddell & Reed Financial, Inc., Class A	12,521	244,285
Walker & Dunlop, Inc. (a)	4,301	134,191
Westwood Holdings Group, Inc.	1,466	87,945
WisdomTree Investments, Inc.	17,278	192,477
WMIH Corp. (a)	33,498	51,922
World Acceptance Corp. (a)	1,064	68,394

		30,543,238
Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	14,330	204,919
Cincinnati Bell, Inc. (a)	6,259	139,889
Consolidated Communications Holdings, Inc.	7,242	194,448
EarthLink Holdings Corp.	16,238	91,582
Fairpoint Communications, Inc. (a)	3,773	70,555
General Communication, Inc., Class A (a)	4,977	96,803
GTT Communications, Inc. (a)	3,853	110,774
Hawaiian Telcom Holdco, Inc. (a)	2,127	52,707
IDT Corp., Class B	2,972	55,101
Lumos Networks Corp. (a)	4,097	63,995
Straight Path Communications, Inc., Class B (a)(b)	1,752	59,410
Vonage Holdings Corp. (a)	30,027	205,685
Windstream Holdings, Inc. (b)	15,457	113,300
Zayo Group Holdings, Inc. (a)	14,904	489,745

		1,948,913

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Food & Drug Retailers — 0.7%
Casey’s General Stores, Inc.	5,952	$707,574
Chefs’ Warehouse, Inc. (a)	3,358	53,056
Core-Mark Holding Co., Inc.	7,129	307,046
Diplomat Pharmacy, Inc. (a)	6,690	84,294
GNC Holdings, Inc., Class A	10,229	112,928
Ingles Markets, Inc., Class A	2,303	110,774
Natural Health Trends Corp. (b)	1,354	33,647
Performance Food Group Co. (a)	8,150	195,600
PetMed Express, Inc.	3,455	79,707
Rite Aid Corp. (a)	160,858	1,325,470
Smart & Final Stores, Inc. (a)	4,080	57,528
SpartanNash Co.	5,521	218,300
Sprouts Farmers Market, Inc. (a)	20,641	390,528
Supervalu, Inc. (a)	41,309	192,913
United Natural Foods, Inc. (a)	7,684	366,681
Vitamin Shoppe, Inc. (a)	3,693	87,709
Weis Markets, Inc.	2,324	155,336

		4,479,091
Food Producers — 2.2%
AdvancePierre Foods Holdings, Inc.	2,846	84,754
Alico, Inc.	610	16,562
Amplify Snack Brands, Inc. (a)(b)	5,088	44,825
Andersons, Inc.	3,787	169,279
B&G Foods, Inc.	9,901	433,664
Blue Buffalo Pet Products, Inc. (a)	15,208	365,600
Bunge Ltd.	20,826	1,504,470
Cal-Maine Foods, Inc. (b)	4,515	199,450
Calavo Growers, Inc.	2,423	148,772
Darling Ingredients, Inc. (a)	24,480	316,037
Dean Foods Co.	13,709	298,582
Farmer Bros Co. (a)	1,660	60,922
Flowers Foods, Inc.	27,550	550,173
Fresh Del Monte Produce, Inc.	4,797	290,842
Griffin Industrial Realty, Inc.	1,073	34,046
Hain Celestial Group, Inc. (a)	15,731	613,981
Herbalife Ltd. (a)	10,471	504,074
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,983	1,372,436
J&J Snack Foods Corp.	2,190	292,212
John B Sanfilippo & Son, Inc.	1,422	100,095
Lamb Weston Holdings, Inc. (a)	21,514	814,305
Lancaster Colony Corp.	2,973	420,352
Lifevantage Corp. (a)	3,491	28,452
Lifeway Foods, Inc. (a)	1,804	20,764
Limoneira Co.	2,404	51,710
Lipocine, Inc. (a)(b)	5,425	19,964
Mannatech, Inc.	644	13,073
Medifast, Inc.	1,806	75,184
MGP Ingredients, Inc.	1,817	90,814
Nutraceutical International Corp.	1,376	48,091
Nutrisystem, Inc.	4,434	153,638
Omega Protein Corp. (a)	3,642	91,232
Phibro Animal Health Corp., Class A	2,839	83,183
Pilgrim’s Pride Corp.	9,086	172,543
Pinnacle Foods, Inc.	18,245	975,195
Post Holdings, Inc. (a)	9,938	798,916
Reliv International, Inc. (a)	59	274
Rocky Mountain Chocolate Factory, Inc.	2,724	27,758
Sanderson Farms, Inc.	2,996	282,343
Seaboard Corp. (a)	38	150,176
Seneca Foods Corp., Class A (a)	1,343	53,787
Snyders-Lance, Inc.	12,556	481,397
Tootsie Roll Industries, Inc.	2,699	107,285
TreeHouse Foods, Inc. (a)(b)	8,684	626,898
U.S. Foods Holding Corp. (a)	6,989	192,058

Common Stocks	Shares	Value
Food Producers (continued)
USANA Health Sciences, Inc. (a)	1,572	$96,206
WhiteWave Foods Co. (a)	27,108	1,507,205

		14,783,579
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,534	166,104
Deltic Timber Corp.	1,574	121,308
Domtar Corp.	9,442	368,521
KapStone Paper and Packaging Corp.	13,378	294,985
Mercer International, Inc.	6,229	66,339
Neenah Paper, Inc.	2,503	213,256
PH Glatfelter Co.	6,319	150,961
Resolute Forest Products (a)	12,838	68,683
Veritiv Corp. (a)	1,388	74,605

		1,524,762
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	5,470	249,213
Aqua America, Inc.	26,495	795,910
Artesian Resources Corp., Class A	1,250	39,925
Atmos Energy Corp.	15,420	1,143,393
Avista Corp.	9,641	385,544
Cadiz, Inc. (a)	4,834	60,425
California Water Service Group	7,033	238,419
Chesapeake Utilities Corp.	2,612	174,873
Connecticut Water Service, Inc.	1,727	96,453
Delta Natural Gas Co., Inc.	1,820	53,381
Gas Natural, Inc.	2,422	30,396
Genie Energy Ltd. (a)	3,673	21,120
Middlesex Water Co.	2,592	111,300
National Fuel Gas Co.	12,933	732,525
New Jersey Resources Corp.	12,980	460,790
Northwest Natural Gas Co.	4,404	263,359
ONE Gas, Inc.	7,794	498,504
PNM Resources, Inc.	11,944	409,679
RGC Resources, Inc.	1,849	46,539
SJW Corp.	2,322	129,986
South Jersey Industries, Inc.	11,762	396,262
Southwest Gas Corp.	7,106	544,462
Spire, Inc.	6,608	426,546
UGI Corp.	26,357	1,214,531
Vectren Corp.	12,630	658,654
WGL Holdings, Inc.	7,652	583,695
York Water Co.	2,157	82,397

		9,848,281
General Industrials — 1.5%
Actuant Corp., Class A	8,768	227,530
AEP Industries, Inc.	632	73,375
Aptargroup, Inc.	9,486	696,747
Bemis Co., Inc.	14,201	679,092
Berry Plastics Group, Inc. (a)	18,869	919,486
Carlisle Cos., Inc.	9,769	1,077,423
Crown Holdings, Inc. (a)	21,691	1,140,296
Global Brass & Copper Holdings, Inc.	3,673	125,984
Graphic Packaging Holding Co.	46,961	586,073
Greif, Inc., Class A	3,637	186,615
Greif, Inc., Class B	1,414	95,516
Harsco Corp.	11,862	161,323
ITT, Inc.	13,665	527,059
Landec Corp. (a)	4,881	67,358
Multi-Color Corp.	2,155	167,228
Myers Industries, Inc.	3,762	53,797
Otter Tail Corp.	5,878	239,822
Owens-Illinois, Inc. (a)	25,629	446,201
Packaging Corp. of America	14,165	1,201,475
Raven Industries, Inc.	5,522	139,154

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Industrials (continued)
Rexnord Corp. (a)	15,645	$306,486
Silgan Holdings, Inc.	6,035	308,871
Sonoco Products Co.	15,076	794,505
TriMas Corp. (a)	6,652	156,322
UFP Technologies, Inc. (a)	1,471	37,437

		10,415,175
General Retailers — 4.0%
1-800-Flowers.com, Inc., Class A (a)	5,670	60,669
Aaron’s, Inc.	9,518	304,481
Abercrombie & Fitch Co., Class A	10,514	126,168
AMERCO, Inc.	821	303,433
America’s Car-Mart, Inc. (a)	1,386	60,637
American Eagle Outfitters, Inc.	25,423	385,667
American Public Education, Inc. (a)	2,731	67,046
Antero Resources Corp. (a)	22,816	539,598
Apollo Education Group, Inc. (a)	15,593	154,371
Asbury Automotive Group, Inc. (a)	3,061	188,864
Ascena Retail Group, Inc. (a)	25,130	155,555
Autobytel, Inc. (a)	2,014	27,088
Barnes & Noble Education, Inc. (a)	6,163	70,690
Barnes & Noble, Inc.	8,898	99,213
Beacon Roofing Supply, Inc. (a)	9,402	433,150
Big 5 Sporting Goods Corp.	2,684	46,567
Big Lots, Inc.	6,639	333,344
Blue Nile, Inc.	1,962	79,716
Bon-Ton Stores, Inc. (a)	2,228	3,275
Boot Barn Holdings, Inc. (a)	2,185	27,356
Bridgepoint Education, Inc. (a)	2,758	27,939
Bright Horizons Family Solutions, Inc. (a)	6,601	462,202
Buckle, Inc.	3,973	90,584
Build-A-Bear Workshop, Inc., Class A (a)	2,727	37,496
Burlington Stores, Inc. (a)	10,899	923,690
Cabela’s, Inc. (a)	7,999	468,341
Caleres, Inc.	6,284	206,241
Cambium Learning Group, Inc. (a)	4,720	23,553
Capella Education Co.	1,792	157,338
Career Education Corp. (a)	10,687	107,832
Carriage Services, Inc.	2,462	70,512
Cato Corp., Class A	3,894	117,131
CDK Global, Inc.	22,672	1,353,292
Chegg, Inc. (a)	8,886	65,579
Chemed Corp.	2,353	377,445
Chico’s FAS, Inc.	19,485	280,389
Children’s Place Retail Stores, Inc.	2,665	269,032
Christopher & Banks Corp. (a)	6,159	14,412
Citi Trends, Inc.	2,593	48,852
Clean Energy Fuels Corp. (a)	15,034	42,997
Collectors Universe, Inc.	1,741	36,961
Conn’s, Inc. (a)	3,781	47,830
Container Store Group, Inc. (a)	2,847	18,078
Copart, Inc. (a)	15,570	862,734
CST Brands, Inc.	11,330	545,539
Destination Maternity Corp.	2,770	14,321
Destination XL Group, Inc. (a)	8,559	36,376
Dick’s Sporting Goods, Inc.	13,283	705,327
Dillard’s, Inc., Class A	3,993	250,321
DSW, Inc., Class A	11,768	266,545
Etsy, Inc. (a)	14,238	167,724
EVINE Live, Inc. (a)	7,906	11,859
Express, Inc. (a)	12,371	133,112
Finish Line, Inc., Class A	6,356	119,556
Five Below, Inc. (a)	8,397	335,544
Francesca’s Holdings Corp. (a)	6,453	116,348
Fred’s, Inc., Class A	4,994	92,689
FTD Cos., Inc. (a)	3,190	76,050
Gaia, Inc. (a)	3,595	31,097

Common Stocks	Shares	Value
General Retailers (continued)
GameStop Corp., Class A	14,951	$377,662
Genesco, Inc. (a)	3,006	186,673
Grand Canyon Education, Inc. (a)	7,107	415,404
Group 1 Automotive, Inc.	3,063	238,730
GrubHub, Inc. (a)	12,850	483,417
Guess?, Inc.	9,276	112,240
Haverty Furniture Cos., Inc.	3,228	76,504
Hibbett Sports, Inc. (a)	3,484	129,953
Hillenbrand, Inc.	9,955	381,774
Houghton Mifflin Harcourt Co. (a)	15,421	167,318
HSN, Inc.	4,839	165,978
JC Penney Co., Inc. (a)	46,484	386,282
K12, Inc. (a)	5,636	96,714
KAR Auction Services, Inc.	20,813	887,050
Kirkland’s, Inc. (a)	2,707	41,986
Lands’ End, Inc. (a)(b)	2,026	30,694
Liquidity Services, Inc. (a)	4,477	43,651
Lithia Motors, Inc., Class A	3,487	337,646
Lumber Liquidators Holdings, Inc. (a)	4,057	63,857
MarineMax, Inc. (a)	4,129	79,896
Matthews International Corp., Class A	4,866	373,952
Michaels Cos., Inc. (a)	15,846	324,051
Monro Muffler Brake, Inc.	4,709	269,355
Murphy USA, Inc. (a)	5,579	342,941
Office Depot, Inc.	78,695	355,701
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,432	211,440
Overstock.com, Inc. (a)	2,766	48,405
Party City Holdco, Inc. (a)	3,899	55,366
PCM, Inc. (a)	1,516	34,110
Penske Automotive Group, Inc.	5,762	298,702
Perfumania Holdings, Inc. (a)	1,362	2,043
Pier 1 Imports, Inc.	12,905	110,209
PriceSmart, Inc.	3,440	287,240
Providence Service Corp. (a)	2,023	76,975
RealNetworks, Inc. (a)	5,145	25,005
Regis Corp. (a)	5,786	84,013
Rent-A-Center, Inc., Class A	7,864	88,470
RH (a)	5,948	182,604
Rollins, Inc.	14,452	488,189
Rush Enterprises, Inc., Class A (a)	5,240	167,156
Sally Beauty Holdings, Inc. (a)	22,385	591,412
Sears Holdings Corp. (a)(b)	7,621	70,799
Service Corp. International	28,408	806,787
ServiceMaster Global Holdings, Inc. (a)	20,442	770,050
Shoe Carnival, Inc.	2,381	64,239
Shutterfly, Inc. (a)	5,172	259,531
SiteOne Landscape Supply, Inc. (a)	3,757	130,481
Sonic Automotive, Inc., Class A	4,134	94,669
Sotheby’s	7,190	286,593
SP Plus Corp. (a)	2,950	83,042
Sportsman’s Warehouse Holdings, Inc. (a)	4,298	40,358
Stage Stores, Inc.	4,672	20,417
Stamps.com, Inc. (a)	2,505	287,198
Stein Mart, Inc.	4,383	24,019
Strayer Education, Inc. (a)	1,653	133,281
Tailored Brands, Inc.	7,130	182,171
Tile Shop Holdings, Inc. (a)	5,605	109,578
Titan Machinery, Inc. (a)	2,671	38,916
TrueCar, Inc. (a)	8,752	109,400
Trupanion, Inc. (a)(b)	3,225	50,052
Tuesday Morning Corp. (a)	6,404	34,582
VCA, Inc. (a)	12,570	862,930
Weight Watchers International, Inc. (a)(b)	4,031	46,155
West Marine, Inc. (a)	3,086	32,310
Williams-Sonoma, Inc.	12,296	595,003
Winmark Corp.	437	55,128
Zumiez, Inc. (a)	2,839	62,032

		26,850,245

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services — 4.5%
AAC Holdings, Inc. (a)	2,226	$16,116
Abaxis, Inc.	3,511	185,275
ABIOMED, Inc. (a)	6,294	709,208
Acadia Healthcare Co., Inc. (a)	11,606	384,159
Accuray, Inc. (a)	12,884	59,266
AdCare Health Systems, Inc. (a)	7,324	10,693
Addus HomeCare Corp. (a)	1,286	45,074
Adeptus Health, Inc., Class A (a)	2,391	18,267
Air Methods Corp. (a)	5,272	167,913
Alere, Inc. (a)	13,093	510,234
Align Technology, Inc. (a)	11,385	1,094,440
Alliance HealthCare Services, Inc. (a)	2,209	21,206
Almost Family, Inc. (a)	1,371	60,461
Alphatec Holdings, Inc. (a)	1,899	6,096
Amedisys, Inc. (a)	4,240	180,751
Analogic Corp.	1,873	155,365
AngioDynamics, Inc. (a)	4,708	79,424
Anika Therapeutics, Inc. (a)	2,272	111,237
Antares Pharma, Inc. (a)	26,095	60,801
AtriCure, Inc. (a)	5,376	105,208
Atrion Corp.	224	113,613
AxoGen, Inc. (a)	4,935	44,415
Bio-Rad Laboratories, Inc., Class A (a)	3,189	581,291
Biolase, Inc. (a)	11,125	15,575
BioScrip, Inc. (a)	20,256	21,066
Biostage, Inc. (a)	3,656	3,254
BioTelemetry, Inc. (a)	4,630	103,480
Bovie Medical Corp. (a)	4,719	16,941
Brookdale Senior Living, Inc. (a)	28,172	349,896
Bruker Corp.	15,893	336,614
CalAtlantic Group, Inc.	10,823	368,090
Cantel Medical Corp.	5,470	430,762
Capital Senior Living Corp. (a)	4,670	74,953
Cardiovascular Systems, Inc. (a)	5,198	125,844
Civitas Solutions, Inc. (a)	2,868	57,073
Cogentix Medical, Inc. (a)	6,713	13,493
Community Health Systems, Inc. (a)	17,321	96,824
CONMED Corp.	3,573	157,819
Corindus Vascular Robotics, Inc. (a)(b)	20,807	14,532
Corvel Corp. (a)	1,635	59,841
CryoLife, Inc.	4,639	88,837
Cutera, Inc. (a)	2,275	39,471
Cynosure, Inc., Class A (a)	3,689	168,218
CytoSorbents Corp. (a)	4,303	23,451
Derma Sciences, Inc. (a)	7,068	36,754
DexCom, Inc. (a)	13,180	786,846
Dextera Surgical, Inc. (a)	3,562	3,420
Endologix, Inc. (a)	12,883	73,691
Ensign Group, Inc.	6,892	153,071
Exactech, Inc. (a)	1,877	51,242
Five Star Quality Care, Inc. (a)	16,250	43,875
Fluidigm Corp. (a)	4,592	33,430
FONAR Corp. (a)	1,417	27,136
Genesis Healthcare, Inc. (a)	5,313	22,580
GenMark Diagnostics, Inc. (a)	7,790	95,350
Glaukos Corp. (a)	1,961	67,262
Globus Medical, Inc., Class A (a)	11,083	274,969
Haemonetics Corp. (a)	7,760	311,952
Halyard Health, Inc. (a)	6,988	258,416
Healthcare Services Group, Inc.	10,637	416,651
HealthSouth Corp.	13,931	574,514
HealthStream, Inc. (a)	3,976	99,599
Healthways, Inc. (a)	5,011	114,000
Hill-Rom Holdings, Inc.	9,361	525,527
HMS Holdings Corp. (a)	13,041	236,825
Hooper Holmes, Inc. (a)	639	524
ICU Medical, Inc. (a)	2,348	345,978

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
IDEXX Laboratories, Inc. (a)	13,766	$1,614,339
Inogen, Inc. (a)	2,528	169,806
Insulet Corp. (a)	8,659	326,271
Integra LifeSciences Holdings Corp. (a)	4,784	410,419
Intersect ENT, Inc. (a)	4,481	54,220
Invacare Corp.	4,891	63,828
Juno Therapeutics, Inc. (a)	11,502	216,813
K2M Group Holdings, Inc. (a)	6,090	122,044
Kindred Healthcare, Inc.	12,162	95,472
LHC Group, Inc. (a)	2,418	110,503
LifePoint Hospitals, Inc. (a)	6,081	345,401
LivaNova PLC (a)	6,732	302,738
Magellan Health, Inc. (a)	3,447	259,387
Masimo Corp. (a)	6,952	468,565
MEDNAX, Inc. (a)	13,919	927,841
Meridian Bioscience, Inc.	6,734	119,192
Merit Medical Systems, Inc. (a)	7,010	185,765
Molina Healthcare, Inc. (a)	6,417	348,186
Natera, Inc. (a)	4,291	50,248
National Healthcare Corp.	1,472	111,563
Natus Medical, Inc. (a)	5,169	179,881
Navidea Biopharmaceuticals, Inc. (a)	26,298	16,526
Neogen Corp. (a)	5,645	372,570
NeoGenomics, Inc. (a)	9,277	79,504
Nevro Corp. (a)	3,648	265,064
NuVasive, Inc. (a)	7,914	533,087
NxStage Medical, Inc. (a)	9,415	246,767
Omnicell, Inc. (a)	5,518	187,060
OraSure Technologies, Inc. (a)	9,831	86,316
Orthofix International NV (a)	2,789	100,906
Owens & Minor, Inc.	9,148	322,833
PAREXEL International Corp. (a)	7,939	521,751
Penumbra, Inc. (a)	4,182	266,812
PharMerica Corp. (a)	4,613	116,017
Psychemedics Corp.	1,320	32,578
Quidel Corp. (a)	4,380	93,820
Quorum Health Corp. (a)	4,330	31,479
RadNet, Inc. (a)	5,911	38,126
ResMed, Inc.	21,713	1,347,292
Retractable Technologies, Inc. (a)	4,605	4,283
Rockwell Medical, Inc. (a)(b)	7,565	49,551
RTI Surgical, Inc. (a)	10,112	32,864
SeaSpine Holdings Corp. (a)	1,779	14,054
Select Medical Holdings Corp. (a)	16,098	213,298
Spark Therapeutics, Inc. (a)	3,374	168,363
Spectranetics Corp. (a)	6,991	171,279
Staar Surgical Co. (a)	5,027	54,543
STERIS PLC	12,865	866,972
Surgery Partners, Inc. (a)	3,215	50,958
Surgical Care Affiliates, Inc. (a)	4,259	197,064
SurModics, Inc. (a)	2,327	59,106
T2 Biosystems, Inc. (a)	4,053	21,319
Tandem Diabetes Care, Inc. (a)	3,670	7,890
Team Health Holdings, Inc. (a)	11,401	495,373
Teleflex, Inc.	6,811	1,097,593
Tenet Healthcare Corp. (a)	12,189	180,885
Triple-S Management Corp., Class B (a)	3,526	72,988
U.S. Physical Therapy, Inc.	1,955	137,241
Unilife Corp. (a)(b)	2,413	5,550
Universal American Corp. (a)	8,418	83,759
Utah Medical Products, Inc.	662	48,160
Vascular Solutions, Inc. (a)	2,784	156,182
VWR Corp. (a)	13,221	330,922
WellCare Health Plans, Inc. (a)	6,769	927,895
West Pharmaceutical Services, Inc.	11,109	942,376
Wright Medical Group NV (a)	15,623	359,017
Zafgen, Inc. (a)	2,989	9,505
Zeltiq Aesthetics, Inc. (a)	5,536	240,927

		29,981,066

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Household Goods & Home Construction — 1.5%
ACCO Brands Corp. (a)	16,442	$214,568
Bassett Furniture Industries, Inc.	1,739	52,866
Beazer Homes USA, Inc. (a)	5,712	75,970
Briggs & Stratton Corp.	6,373	141,863
Cavco Industries, Inc. (a)	1,393	139,091
Central Garden and Pet Co., Class A (a)	6,265	193,589
Compx International, Inc.	1,034	16,647
Comstock Holdings Cos., Inc. (a)	1,729	3,112
Dixie Group, Inc. (a)	2,900	10,440
Edgewell Personal Care Co. (a)	8,921	651,144
Energizer Holdings, Inc.	9,658	430,843
Ethan Allen Interiors, Inc.	3,943	145,300
Flexsteel Industries, Inc.	1,215	74,929
Forward Industries, Inc. (a)	2,823	3,472
Herman Miller, Inc.	8,959	306,398
HNI Corp.	6,656	372,204
Hooker Furniture Corp.	1,876	71,194
Hovnanian Enterprises, Inc., Class A (a)	21,351	58,288
Interface, Inc.	9,610	178,266
iRobot Corp. (a)	4,266	249,348
KB Home	12,278	194,115
Knoll, Inc.	7,374	205,956
La-Z-Boy, Inc.	7,437	230,919
LGI Homes, Inc. (a)	2,808	80,674
Libbey, Inc.	3,627	70,581
Lifetime Brands, Inc.	2,050	36,388
M/I Homes, Inc. (a)	4,013	101,047
Manitowoc Foodservice, Inc. (a)	19,950	385,633
MDC Holdings, Inc.	5,937	152,343
Meritage Homes Corp. (a)	5,844	203,371
National Presto Industries, Inc.	790	84,056
NVR, Inc. (a)	537	896,253
Oil-Dri Corp. of America	1,129	43,139
Scotts Miracle-Gro Co., Class A	6,850	654,517
Select Comfort Corp. (a)	7,058	159,652
Spectrum Brands Holdings, Inc.	3,650	446,504
Steelcase, Inc., Class A	12,921	231,286
Taylor Morrison Home Corp., Class A (a)	5,375	103,523
Tempur Sealy International, Inc. (a)	7,764	530,126
Toll Brothers, Inc. (a)	22,796	706,676
TRI Pointe Group, Inc. (a)	22,019	252,778
Tupperware Brands Corp.	7,504	394,860
Virco Manufacturing Corp. (a)	5,315	22,855
Wayfair, Inc., Class A (a)(b)	4,521	158,461
WCI Communities, Inc. (a)	3,484	81,700
WD-40 Co.	2,138	249,932
William Lyon Homes, Class A (a)	4,111	78,232

		10,145,109
Industrial Engineering — 3.1%
AGCO Corp.	10,320	597,115
Alamo Group, Inc.	1,607	122,293
Albany International Corp., Class A	4,299	199,044
Altra Industrial Motion Corp.	4,066	150,035
American Railcar Industries, Inc.	1,354	61,323
Astec Industries, Inc.	2,944	198,602
Babcock & Wilcox Enterprises, Inc. (a)	8,137	134,993
Broadwind Energy, Inc. (a)	4,880	19,740
Ceco Environmental Corp.	4,277	59,664
Chicago Rivet & Machine Co.	494	20,550
CIRCOR International, Inc.	2,547	165,249
CLARCOR, Inc.	7,187	592,712
Colfax Corp. (a)	14,850	533,560
Columbus McKinnon Corp.	2,933	79,308
Commercial Vehicle Group, Inc. (a)	5,294	29,276
Crane Co.	7,597	547,896
DMC Global, Inc.	2,800	44,380

Common Stocks	Shares	Value
Industrial Engineering (continued)
Donaldson Co., Inc.	20,116	$846,481
Douglas Dynamics, Inc.	3,445	115,924
Energy Recovery, Inc. (a)	5,232	54,151
EnPro Industries, Inc.	3,157	212,655
Federal Signal Corp.	9,098	142,020
Franklin Electric Co., Inc.	5,838	227,098
FreightCar America, Inc.	2,656	39,654
GATX Corp.	6,015	370,404
Gorman-Rupp Co.	2,838	87,836
Graco, Inc.	8,754	727,370
Graham Corp.	1,902	42,129
Greenbrier Cos., Inc.	4,279	177,792
H&E Equipment Services, Inc.	4,783	111,205
Horizon Global Corp. (a)	3,297	79,128
Hurco Cos., Inc.	1,373	45,446
Hyster-Yale Materials Handling, Inc.	1,727	110,131
IDEX Corp.	11,736	1,056,944
John Bean Technologies Corp.	4,537	389,955
Joy Global, Inc.	14,760	413,280
Kadant, Inc.	1,829	111,935
Kennametal, Inc.	11,991	374,839
Key Technology, Inc. (a)	998	11,637
Kimball International, Inc., Class B	5,240	92,014
Lincoln Electric Holdings, Inc.	9,366	718,091
Lindsay Corp.	1,858	138,625
Lydall, Inc. (a)	2,799	173,118
Manitex International, Inc. (a)(b)	2,717	18,639
Manitowoc Co., Inc. (a)	23,435	140,141
Materion Corp.	3,097	122,641
Meritor, Inc. (a)	12,809	159,088
MFRI, Inc. (a)	1,937	15,690
Middleby Corp. (a)	8,715	1,122,579
Miller Industries, Inc.	2,019	53,403
MSA Safety, Inc.	4,681	324,534
Mueller Industries, Inc.	9,270	370,429
NACCO Industries, Inc., Class A	799	72,349
Navistar International Corp. (a)	9,906	310,751
NN, Inc.	4,181	79,648
Nordson Corp.	8,037	900,546
Oshkosh Corp.	11,420	737,846
Paylocity Holding Corp. (a)	3,681	110,467
Proto Labs, Inc. (a)	3,660	187,941
Spartan Motors, Inc.	5,545	51,291
SPX Corp. (a)	6,490	153,943
SPX FLOW, Inc. (a)	6,381	204,575
Standex International Corp.	2,053	180,356
Sun Hydraulics Corp.	3,942	157,562
Tennant Co.	2,625	186,900
Terex Corp.	16,239	512,016
Timken Co.	10,204	405,099
TimkenSteel Corp. (a)	5,808	89,908
Toro Co.	16,959	948,856
Trinity Industries, Inc.	23,379	649,001
Twin Disc, Inc.	1,831	26,733
Wabash National Corp. (a)	10,252	162,187
Wabtec Corp.	13,427	1,114,710
Woodward, Inc.	8,136	561,791

		20,557,222
Industrial Metals & Mining — 1.0%
AK Steel Holding Corp. (a)	48,143	491,540
Alcoa Corp.	22,764	639,213
Allegheny Technologies, Inc.	16,681	265,728
Ampco-Pittsburgh Corp.	1,955	32,746
Carpenter Technology Corp.	7,069	255,686
Century Aluminum Co. (a)	7,937	67,941
Cliffs Natural Resources, Inc. (a)	31,471	264,671

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Metals & Mining (continued)
Commercial Metals Co.	17,547	$382,174
Friedman Industries, Inc.	2,787	18,561
Handy & Harman Ltd. (a)	780	19,929
Haynes International, Inc.	2,039	87,656
Kaiser Aluminum Corp.	3,159	245,423
McEwen Mining, Inc.	31,501	91,668
Olympic Steel, Inc.	1,597	38,695
Reliance Steel & Aluminum Co.	11,267	896,177
Ryerson Holding Corp. (a)	2,400	32,040
Steel Dynamics, Inc.	37,295	1,326,956
Synalloy Corp.	2,147	23,510
United States Steel Corp.	26,373	870,573
Universal Stainless & Alloy Products, Inc. (a)	1,302	17,590
Uranium Energy Corp. (a)	19,733	22,101
Worthington Industries, Inc.	6,911	327,858

		6,418,436
Industrial Transportation — 1.3%
Air Lease Corp.	14,722	505,406
Air Transport Services Group, Inc. (a)	7,220	115,231
Aircastle Ltd.	8,419	175,536
ArcBest Corp.	3,519	97,300
Ardmore Shipping Corp.	6,365	47,101
Atlas Air Worldwide Holdings, Inc. (a)	3,769	196,553
CAI International, Inc. (a)	2,930	25,403
Celadon Group, Inc.	4,175	29,851
Covenant Transportation Group, Inc., Class A (a)	2,275	43,999
Echo Global Logistics, Inc. (a)	4,536	113,627
Forward Air Corp.	4,502	213,305
FRP Holdings, Inc. (a)	1,209	45,579
Genco Shipping & Trading, Ltd. (a)	177	1,306
Gener8 Maritime, Inc. (a)	12,477	55,897
Genesee & Wyoming, Inc., Class A (a)	8,719	605,186
Heartland Express, Inc.	6,722	136,860
Hub Group, Inc., Class A (a)	5,287	231,306
International Seaways, Inc. (a)	1,937	27,196
Kirby Corp. (a)(b)	8,071	536,722
Knight Transportation, Inc.	9,738	321,841
Landstar System, Inc.	6,328	539,778
Macquarie Infrastructure Corp.	11,459	936,200
Marten Transport Ltd.	3,567	83,111
Matson, Inc.	6,329	223,983
Old Dominion Freight Line, Inc. (a)	10,535	903,798
Overseas Shipholding Group, Inc., Class A	5,813	22,264
PAM Transportation Services, Inc. (a)	659	17,121
Patriot Transportation Holding, Inc. (a)	627	14,609
PHH Corp. (a)	8,457	128,208
Rand Logistics, Inc. (a)	5,032	4,176
Roadrunner Transportation Systems, Inc. (a)	4,706	48,895
Saia, Inc. (a)	4,133	182,472
Swift Transportation Co. (a)	12,764	310,931
Teekay Corp.	6,907	55,463
Textainer Group Holdings Ltd.	3,736	27,833
Triton International, Ltd.	4,790	75,682
Universal Logistics Holdings, Inc.	1,233	20,160
USA Truck, Inc. (a)	1,622	14,128
Werner Enterprises, Inc.	6,158	165,958
Wesco Aircraft Holdings, Inc. (a)	8,960	133,952
Willis Lease Finance Corp. (a)	1,351	34,559
World Fuel Services Corp.	10,630	488,023
XPO Logistics, Inc. (a)	12,259	529,098
YRC Worldwide, Inc. (a)	4,920	65,338

		8,550,945
Leisure Goods — 0.8%
Arctic Cat, Inc.	2,143	32,188
Black Diamond, Inc. (a)	4,738	25,348

Common Stocks	Shares	Value
Leisure Goods (continued)
Brunswick Corp.	13,523	$737,544
Callaway Golf Co.	14,931	163,644
Eastman Kodak Co. (a)	6,100	94,550
Escalade, Inc.	2,070	27,324
Fitbit, Inc., Series A (a)	20,556	150,470
Fox Factory Holding Corp. (a)	5,319	147,602
Glu Mobile, Inc. (a)	17,785	34,503
GoPro, Inc., Class A (a)(b)	15,121	131,704
LCI Industries	3,780	407,295
Malibu Boats, Inc. (a)	3,744	71,436
Marine Products Corp.	1,493	20,708
Nautilus, Inc. (a)	4,821	89,189
Polaris Industries, Inc.	9,046	745,300
Pool Corp.	6,438	671,741
Take-Two Interactive Software, Inc. (a)	13,053	643,382
Thor Industries, Inc.	7,223	722,661
Universal Electronics, Inc. (a)	2,235	144,269
Vista Outdoor, Inc. (a)	9,083	335,163
Winnebago Industries, Inc.	4,162	131,727
Zedge, Inc., Class B (a)	4,053	12,686

		5,540,434
Life Insurance — 0.3%
American Equity Investment Life Holding Co.	11,676	263,177
AMERISAFE, Inc.	3,104	193,534
Atlantic American Corp.	2,927	12,001
Citizens, Inc. (a)(b)	8,213	80,652
CNO Financial Group, Inc.	26,587	509,141
eHealth, Inc. (a)	2,920	31,098
Employers Holdings, Inc.	4,842	191,743
FBL Financial Group, Inc., Class A	1,432	111,911
Genworth Financial, Inc., Class A (a)	72,971	278,020
Independence Holding Co.	1,686	32,961
National Western Life Group, Inc., Class A	376	116,861
Primerica, Inc.	6,834	472,571

		2,293,670
Media — 3.6%
Acxiom Corp. (a)	11,802	316,294
AH Belo Corp., Class A	3,599	22,854
AMC Networks, Inc., Class A (a)	9,248	484,040
Ascent Capital Group, Inc., Class A (a)	2,129	34,618
Avid Technology, Inc. (a)	5,767	25,375
Bankrate, Inc. (a)	7,128	78,764
Beasley Broadcasting Group, Inc., Class A	784	4,861
Cable One, Inc.	747	464,432
Clear Channel Outdoor Holdings, Inc., Class A	5,624	28,401
ComScore, Inc. (a)	7,063	223,050
CSS Industries, Inc.	1,461	39,549
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	3,185	3,249
DISH Network Corp., Class A (a)	34,559	2,002,003
Dolby Laboratories, Inc., Class A	8,934	403,727
Emmis Communications Corp., Class A (a)	2,653	8,702
Entercom Communications Corp., Class A	4,346	66,494
Entravision Communications Corp., Class A	10,513	73,591
EW Scripps Co., Class A (a)	8,572	165,697
FactSet Research Systems, Inc.	6,123	1,000,682
Formula One Group, Class A (a)	3,415	107,060
Formula One Group, Class C (a)	6,777	212,323
Gannett Co., Inc.	17,822	173,052
Global Eagle Entertainment, Inc. (a)	7,875	50,873
Graham Holdings Co., Class B	660	337,887
Gray Television, Inc. (a)	10,007	108,576
Groupon, Inc. (a)	60,701	201,527
Harte-Hanks, Inc.	6,749	10,191
John Wiley & Sons, Inc., Class A	6,748	367,766

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Media (continued)
Lamar Advertising Co., Class A	12,563	$844,736
Lee Enterprises, Inc. (a)	8,464	24,546
Liberty Broadband Corp., Class A (a)	4,076	295,347
Liberty Broadband Corp., Class C (a)	10,186	754,477
Liberty Global PLC, Class A (a)	39,624	1,212,098
Liberty Global PLC, Class C (a)	96,606	2,869,198
Liberty Global PLC LiLAC, Class A (a)	7,846	172,298
Liberty Global PLC LiLAC, Class C (a)	18,370	388,893
Liberty Interactive Corp QVC Group, Series A (a)	66,900	1,336,662
Liberty SiriusXM Group, Class A (a)	13,849	478,067
Liberty SiriusXM Group, Class C (a)	25,336	859,397
Lions Gate Entertainment Corp., Class A	12,466	335,335
Lions Gate Entertainment Corp., Class B (a)	16,634	408,198
Live Nation Entertainment, Inc. (a)	20,179	536,761
Marchex, Inc., Class B (a)	5,246	13,902
The McClatchy Co., Class A (a)	1,090	14,366
Media General, Inc. (a)	15,632	294,351
Meredith Corp.	5,493	324,911
Morningstar, Inc.	2,851	209,720
MSG Networks, Inc., Class A (a)	9,903	212,915
National CineMedia, Inc.	9,730	143,323
New Media Investment Group, Inc.	9,733	155,631
New York Times Co., Class A	18,334	243,842
Nexstar Broadcasting Group, Inc., Class A	4,695	297,193
Outfront Media, Inc.	21,224	527,841
Pandora Media, Inc. (a)	34,802	453,818
QuinStreet, Inc. (a)	7,427	27,926
Quotient Technology, Inc. (a)	10,529	113,187
Remark Media, Inc. (a)(b)	4,264	16,715
RetailMeNot, Inc. (a)	6,625	61,613
Rubicon Project, Inc. (a)	6,574	48,779
Saga Communications, Inc., Class A	1,046	52,614
Scholastic Corp.	4,495	213,468
Sinclair Broadcast Group, Inc., Class A	9,315	310,655
Sirius XM Holdings, Inc.	265,230	1,180,273
Spanish Broadcasting System, Inc., Class A (a)	1,474	4,496
SPAR Group, Inc. (a)	3,165	3,165
TechTarget, Inc. (a)	2,802	23,901
TheStreet, Inc.	16,585	14,097
Time, Inc.	15,065	268,910
Tribune Media Co., Class A	11,076	387,438
TRONC, Inc.	3,616	50,154
Value Line, Inc.	906	17,667
WebMD Health Corp. (a)	5,699	282,499
XO Group, Inc. (a)	4,167	81,048
Yelp, Inc. (a)	8,984	342,560

		23,924,629
Mining — 0.6%
Arch Coal, Inc. (a)	3,734	291,439
Cloud Peak Energy, Inc. (a)	9,192	51,567
Coeur Mining, Inc. (a)	26,194	238,104
Compass Minerals International, Inc.	5,446	426,694
CONSOL Energy, Inc.	27,128	494,543
Fairmount Santrol Holdings, Inc. (a)	23,727	279,741
General Moly, Inc. (a)	21,436	5,361
Gold Resource Corp.	8,706	37,871
Golden Minerals Co. (a)(b)	9,302	5,396
Hecla Mining Co.	61,702	323,319
Pershing Gold Corp. (a)(b)	5,475	17,903
Royal Gold, Inc.	9,867	625,074
Solitario Exploration & Royalty Corp. (a)	15,315	9,747
Stillwater Mining Co. (a)	18,398	296,392
SunCoke Energy, Inc.	9,743	110,486
U.S. Silica Holdings, Inc.	10,946	620,419
Westmoreland Coal Co. (a)	3,275	57,869

		3,891,925

Common Stocks	Shares	Value
Mobile Telecommunications — 1.0%
ATN International, Inc.	1,577	$126,365
Globalstar, Inc. (a)	50,267	79,422
Iridium Communications, Inc. (a)	12,372	118,771
NII Holdings, Inc. (a)	14,857	31,943
ORBCOMM, Inc. (a)	10,768	89,051
pdvWireless, Inc. (a)(b)	1,832	41,312
SBA Communications Corp., Class A (a)	19,097	1,971,956
Shenandoah Telecommunications Co.	6,758	184,493
Spok Holdings, Inc.	3,740	77,605
Sprint Corp. (a)	95,860	807,141
T-Mobile U.S., Inc. (a)	43,914	2,525,494
Telephone & Data Systems, Inc.	13,666	394,538
United States Cellular Corp. (a)	1,710	74,761

		6,522,852
Nonlife Insurance — 3.6%
Alleghany Corp. (a)	2,323	1,412,663
Allied World Assurance Co. Holdings AG	13,364	717,780
Ambac Financial Group, Inc. (a)	6,380	143,550
American Financial Group, Inc.	10,964	966,148
American National Insurance Co.	1,133	141,183
AmTrust Financial Services, Inc.	16,477	451,140
Arch Capital Group Ltd. (a)	18,582	1,603,441
Argo Group International Holdings Ltd.	4,567	300,965
Aspen Insurance Holdings Ltd.	8,994	494,670
Assured Guaranty Ltd.	19,311	729,376
Axis Capital Holdings Ltd.	13,198	861,433
Baldwin & Lyons, Inc., Class B	2,261	56,977
Brown & Brown, Inc.	17,387	779,981
CNA Financial Corp.	4,047	167,951
Donegal Group, Inc., Class A	2,337	40,851
EMC Insurance Group, Inc.	1,652	49,577
Endurance Specialty Holdings Ltd.	9,685	894,894
Enstar Group Ltd. (a)	1,653	326,798
Erie Indemnity Co., Class A	2,694	302,940
Everest Re Group Ltd.	6,141	1,328,912
Federated National Holding Co.	2,537	47,417
First Acceptance Corp. (a)	8,599	8,943
First American Financial Corp.	16,805	615,567
Global Indemnity, Ltd. (a)	1,701	64,995
Greenlight Capital Re Ltd., Class A (a)	5,039	114,889
Hanover Insurance Group, Inc.	6,362	579,006
HCI Group, Inc.	1,768	69,801
Heritage Insurance Holdings, Inc.	4,282	67,099
Hilltop Holdings, Inc.	12,181	362,994
Horace Mann Educators Corp.	6,108	261,422
Infinity Property & Casualty Corp.	1,707	150,045
James River Group Holdings Ltd.	3,102	128,888
Kemper Corp.	7,415	328,485
Maiden Holdings Ltd.	11,098	193,660
Markel Corp. (a)	2,139	1,934,725
MBIA, Inc. (a)	19,667	210,437
Mercury General Corp.	3,553	213,926
National General Holdings Corp.	9,620	240,404
Navigators Group, Inc.	1,797	211,597
Old Republic International Corp.	36,839	699,941
OneBeacon Insurance Group Ltd., Class A	3,598	57,748
Prism Technologies Group, Inc. (a)	1,044	313
ProAssurance Corp.	7,994	449,263
Reinsurance Group of America, Inc.	9,662	1,215,769
RenaissanceRe Holdings Ltd.	6,043	823,177
RLI Corp.	5,685	358,894
Safety Insurance Group, Inc.	2,336	172,163
Selective Insurance Group, Inc.	8,303	357,444
State Auto Financial Corp.	2,450	65,685
State National Cos., Inc.	5,202	72,100
Third Point Reinsurance Ltd. (a)	9,561	110,430

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Nonlife Insurance (continued)
United Fire Group, Inc.	3,306	$162,556
United Insurance Holdings Corp.	3,080	46,631
Universal Insurance Holdings, Inc.	4,997	141,915
Validus Holdings Ltd.	11,933	656,434
W.R. Berkley Corp.	14,911	991,731
White Mountains Insurance Group Ltd.	711	594,432

		24,552,156
Oil & Gas Producers — 2.8%
Abraxas Petroleum Corp. (a)	26,599	68,359
Adams Resources & Energy, Inc.	460	18,239
Alon USA Energy, Inc.	4,552	51,802
Approach Resources, Inc. (a)	5,719	19,159
Barnwell Industries, Inc. (a)	4,904	8,043
Bill Barrett Corp. (a)	10,675	74,618
Bonanza Creek Energy, Inc. (a)(b)	6,854	6,991
California Resources Corp. (a)	6,902	146,944
Callon Petroleum Co. (a)	24,961	383,651
Carrizo Oil & Gas, Inc. (a)	9,874	368,794
Centennial Resource Development, Inc., Class A (a)	5,948	117,295
Cheniere Energy, Inc. (a)	36,196	1,499,600
Clayton Williams Energy, Inc. (a)	1,182	140,965
Cobalt International Energy, Inc. (a)	50,294	61,359
Comstock Resources, Inc. (a)(b)	2,950	29,057
Contango Oil & Gas Co. (a)	4,568	42,665
Continental Resources, Inc. (a)	13,189	679,761
CVR Energy, Inc.	2,373	60,250
Dawson Geophysical Co. (a)	5,308	42,676
Delek U.S. Holdings, Inc.	8,207	197,542
Denbury Resources, Inc. (a)	62,278	229,183
Diamondback Energy, Inc. (a)	12,039	1,216,661
Eclipse Resources Corp. (a)	13,713	36,614
Energen Corp. (a)	14,820	854,669
EP Energy Corp., Class A (a)	8,656	56,697
Era Group, Inc. (a)	2,473	41,967
Evolution Petroleum Corp.	8,686	86,860
EXCO Resources, Inc. (a)	28,887	25,239
Gastar Exploration, Inc. (a)	27,518	42,653
Gulfport Energy Corp. (a)	19,474	421,417
Halcon Resources Corp. (a)	5,191	48,484
Harvest Natural Resources, Inc. (a)	2,345	14,492
HollyFrontier Corp.	26,750	876,330
Houston American Energy Corp. (a)	5,104	909
Isramco, Inc. (a)	299	37,166
Kosmos Energy Ltd. (a)	26,027	182,449
Laredo Petroleum, Inc. (a)	21,343	301,790
Magellan Petroleum Corp. (a)	3,259	36,664
Matador Resources Co. (a)	14,824	381,866
Nabors Industries Ltd.	42,757	701,215
Northern Oil and Gas, Inc. (a)	8,538	23,479
Oasis Petroleum, Inc. (a)	36,278	549,249
Pacific Ethanol, Inc. (a)	6,461	61,379
Panhandle Oil and Gas, Inc., Class A	3,182	74,936
Parsley Energy, Inc., Class A (a)	23,857	840,721
PBF Energy, Inc., Class A	14,864	414,408
PDC Energy, Inc. (a)	8,598	624,043
PetroQuest Energy, Inc. (a)	2,933	9,708
Pioneer Energy Services Corp. (a)	10,165	69,630
QEP Resources, Inc.	36,814	677,746
Resolute Energy Corp. (a)	2,135	87,941
Rex Energy Corp. (a)	39,593	18,656
Rice Energy, Inc. (a)	18,655	398,284
Ring Energy, Inc. (a)	8,085	105,024
RSP Permian, Inc. (a)	14,013	625,260
Sanchez Energy Corp. (a)	8,884	80,223
SemGroup Corp., Class A	7,987	333,457
SM Energy Co.	14,914	514,235

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Syntroleum Corp. (a)	2,214	$—
Targa Resources Corp.	27,622	1,548,766
Torchlight Energy Resources, Inc. (a)(b)	15,877	18,735
Trecora Resources (a)	4,189	58,018
Triangle Petroleum Corp. (a)(b)	11,728	2,768
VAALCO Energy, Inc. (a)	10,701	11,129
W&T Offshore, Inc. (a)	5,629	15,592
Western Refining, Inc.	12,046	455,941
Whiting Petroleum Corp. (a)	42,577	511,776
WPX Energy, Inc. (a)	52,600	766,382
Zion Oil & Gas, Inc. (a)	14,230	19,495

		18,528,076
Oil Equipment, Services & Distribution — 1.4%
Archrock, Inc.	10,345	136,554
Atwood Oceanics, Inc.	8,759	115,006
Bristow Group, Inc.	5,197	106,435
CARBO Ceramics, Inc. (a)	2,969	31,056
Chart Industries, Inc. (a)	4,840	174,337
Core Laboratories NV	6,667	800,307
Diamond Offshore Drilling, Inc.	9,726	172,150
Dril-Quip, Inc. (a)	5,798	348,170
Ensco PLC, Class A	44,868	436,117
Exterran Corp. (a)	5,172	123,611
Flotek Industries, Inc. (a)	8,081	75,881
Forum Energy Technologies, Inc. (a)	11,673	256,806
Frank’s International NV (b)	9,047	111,369
Geospace Technologies Corp. (a)	2,032	41,372
Gulf Island Fabrication, Inc.	2,513	29,905
Gulfmark Offshore, Inc., Class A (a)	4,514	7,899
Helix Energy Solutions Group, Inc. (a)	16,747	147,709
Hornbeck Offshore Services, Inc. (a)	5,026	36,288
ION Geophysical Corp. (a)	1,418	8,508
Matrix Service Co. (a)	4,118	93,479
McDermott International, Inc. (a)	35,472	262,138
Mitcham Industries, Inc. (a)	4,047	16,795
MRC Global, Inc. (a)	14,516	294,094
Natural Gas Services Group, Inc. (a)	2,129	68,447
Newpark Resources, Inc. (a)	13,319	99,892
Noble Corp. PLC	36,851	218,158
NOW, Inc. (a)	16,086	329,280
Oceaneering International, Inc.	14,799	417,480
OGE Energy Corp.	30,032	1,004,570
Oil States International, Inc. (a)	8,015	312,585
Par Pacific Holdings, Inc. (a)	7,652	111,260
Parker Drilling Co. (a)	19,733	51,306
Patterson-UTI Energy, Inc.	22,573	607,665
PHI, Inc. (a)	1,452	26,165
Rowan Cos. PLC, Class A	18,906	357,134
RPC, Inc.	9,161	181,479
SEACOR Holdings, Inc. (a)	2,530	180,338
Superior Energy Services, Inc.	22,991	388,088
Tesco Corp.	8,172	67,419
TETRA Technologies, Inc. (a)	15,131	75,958
Tidewater, Inc.	6,879	23,457
Unit Corp. (a)	8,312	223,343
Weatherford International PLC (a)	147,861	737,826
Willbros Group, Inc. (a)	9,067	29,377

		9,337,213
Personal Goods — 0.9%
Avon Products, Inc.	65,408	329,656
Carter’s, Inc.	7,612	657,601
Cherokee, Inc. (a)	1,956	20,538
Columbia Sportswear Co.	4,110	239,613
Crocs, Inc. (a)	11,409	78,266
Culp, Inc.	2,014	74,820

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Personal Goods (continued)
Deckers Outdoor Corp. (a)	4,841	$268,143
Fossil Group, Inc. (a)	6,527	168,788
G-III Apparel Group Ltd. (a)	6,412	189,539
Helen of Troy Ltd. (a)	4,169	352,072
Iconix Brand Group, Inc. (a)	9,546	89,160
Inter Parfums, Inc.	2,513	82,301
Kate Spade & Co. (a)	19,689	367,594
Lakeland Industries, Inc. (a)	2,101	21,850
lululemon athletica, Inc. (a)	16,248	1,055,957
Movado Group, Inc.	2,476	71,185
Nu Skin Enterprises, Inc., Class A	7,874	376,220
Orchids Paper Products Co.	1,530	40,055
Oxford Industries, Inc.	2,185	131,384
Perry Ellis International, Inc. (a)	2,072	51,613
Revlon, Inc., Class A (a)	1,899	55,356
Rocky Brands, Inc.	1,306	15,084
Sequential Brands Group, Inc. (a)	7,426	34,754
Skechers U.S.A., Inc., Class A (a)	20,341	499,982
Steven Madden Ltd. (a)	8,495	303,696
Unifi, Inc. (a)	2,485	81,086
Vera Bradley, Inc. (a)	3,075	36,039
Vince Holding Corp. (a)	2,985	12,089
Weyco Group, Inc.	1,357	42,474
Wolverine World Wide, Inc.	15,101	331,467

		6,078,382
Pharmaceuticals & Biotechnology — 5.0%
ACADIA Pharmaceuticals, Inc. (a)	14,086	406,240
Accelerate Diagnostics, Inc. (a)	3,723	77,252
Acceleron Pharma, Inc. (a)	4,714	120,301
AcelRx Pharmaceuticals, Inc. (a)	6,998	18,195
Achillion Pharmaceuticals, Inc. (a)	18,775	77,541
Aclaris Therapeutics, Inc. (a)	2,540	68,936
Acorda Therapeutics, Inc. (a)	6,967	130,980
Acura Pharmaceuticals, Inc. (a)(b)	3,204	2,456
Adamas Pharmaceuticals, Inc. (a)	2,439	41,219
Adamis Pharmaceuticals Corp. (a)(b)	4,970	15,656
Aduro Biotech, Inc. (a)	4,726	53,876
Advaxis, Inc. (a)	5,697	40,791
Adverum Biotechnologies, Inc. (a)	2,724	7,900
Aerie Pharmaceuticals, Inc. (a)	5,385	203,822
Aevi Genomic Medicine, Inc. (a)	7,157	37,073
Agenus, Inc. (a)	11,520	47,462
Agios Pharmaceuticals, Inc. (a)	5,310	221,586
Aimmune Therapeutics, Inc. (a)	3,518	71,943
Akebia Therapeutics, Inc. (a)	5,628	58,587
Akorn, Inc. (a)	13,339	291,190
Albany Molecular Research, Inc. (a)	4,097	76,860
Alder Biopharmaceuticals, Inc. (a)	6,773	140,878
Aldeyra Therapeutics, Inc. (a)	2,978	15,932
Alimera Sciences, Inc. (a)(b)	7,469	8,067
Alkermes PLC (a)	23,312	1,295,681
Alnylam Pharmaceuticals, Inc. (a)	10,795	404,165
AMAG Pharmaceuticals, Inc. (a)	5,495	191,226
Amicus Therapeutics, Inc. (a)	21,883	108,759
Amphastar Pharmaceuticals, Inc. (a)	5,565	102,507
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	8,014
Anavex Life Sciences Corp. (a)(b)	8,408	33,296
ANI Pharmaceuticals, Inc. (a)	1,215	73,653
Anthera Pharmaceuticals, Inc. (a)	5,522	3,584
Applied Genetic Technologies Corp. (a)	2,151	20,112
Apricus Biosciences, Inc. (a)	1,237	1,608
Aptevo Therapeutics, Inc. (a)	2,249	5,488
Aquinox Pharmaceuticals, Inc. (a)	4,402	72,677
Aratana Therapeutics, Inc. (a)	4,787	34,371
Arena Pharmaceuticals, Inc. (a)	36,143	51,323
Ariad Pharmaceuticals, Inc. (a)	29,611	368,361

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
ArQule, Inc. (a)	14,883	$18,753
Array BioPharma, Inc. (a)	27,191	239,009
Arrowhead Pharmaceuticals, Inc. (a)(b)	11,227	17,402
Assembly Biosciences, Inc. (a)	2,704	32,854
Atara Biotherapeutics, Inc. (a)	3,237	45,965
Athersys, Inc. (a)(b)	16,987	25,990
AVEO Pharmaceuticals, Inc. (a)	13,305	7,185
Avexis, Inc. (a)	3,058	145,958
Aviragen Therapeutics, Inc. (a)	9,180	11,291
Bio-Path Holdings, Inc. (a)(b)	16,724	22,577
Bio-Techne Corp.	5,650	580,989
BioCryst Pharmaceuticals, Inc. (a)	10,728	67,908
BioDelivery Sciences International, Inc. (a)(b)	8,009	14,016
BioMarin Pharmaceutical, Inc. (a)	26,423	2,188,881
Biospecifics Technologies Corp. (a)	943	52,525
Biotime, Inc. (a)(b)	9,573	34,559
Bluebird Bio, Inc. (a)	5,658	349,099
Calithera Biosciences, Inc. (a)	2,540	8,255
Capricor Therapeutics, Inc. (a)(b)	1,665	4,429
Cara Therapeutics, Inc. (a)	4,726	43,905
Cascadian Therapeutics, Inc. (a)	2,537	10,934
CASI Pharmaceuticals, Inc. (a)	7,740	8,901
Catalent, Inc. (a)	19,937	537,502
Catalyst Pharmaceutical, Inc. (a)(b)	12,442	13,064
CEL-SCI Corp. (a)	21,543	1,448
Celldex Therapeutics, Inc. (a)	14,541	51,475
Cellular Biomedicine Group, Inc. (a)	1,597	20,921
Cempra, Inc. (a)(b)	7,488	20,966
Cerus Corp. (a)	15,994	69,574
Charles River Laboratories International, Inc. (a)	7,243	551,844
Chiasma, Inc. (a)	6,599	12,868
Chimerix, Inc. (a)	6,230	28,658
Cleveland BioLabs, Inc. (a)	2,800	3,976
Clovis Oncology, Inc. (a)	5,926	263,233
Coherus Biosciences, Inc. (a)	4,633	130,419
Collegium Pharmaceutical, Inc. (a)	3,841	59,804
Concert Pharmaceuticals, Inc. (a)	2,663	27,402
ContraVir Pharmaceuticals, Inc. (a)(b)	18,000	21,600
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,152	51,984
Corcept Therapeutics, Inc. (a)	12,029	87,331
CorMedix, Inc. (a)(b)	7,588	11,610
CTI BioPharma Corp. (a)	26,414	10,645
Cumberland Pharmaceuticals, Inc. (a)	4,500	24,750
Curis, Inc. (a)	19,155	58,997
Cytokinetics, Inc. (a)	6,535	79,400
CytomX Therapeutics, Inc. (a)	3,758	41,300
Cytori Therapeutics, Inc. (a)(b)	2,594	3,917
CytRx Corp. (a)	9,758	3,632
Depomed, Inc. (a)	9,157	165,009
Dermira, Inc. (a)	4,023	122,018
Dicerna Pharmaceuticals, Inc. (a)	2,670	7,690
Durect Corp. (a)	19,556	26,205
Dynavax Technologies Corp. (a)	6,009	23,736
Eagle Pharmaceuticals, Inc. (a)	1,253	99,413
Edge Therapeutics, Inc. (a)	3,751	46,887
Editas Medicine, Inc. (a)	2,530	41,062
Egalet Corp. (a)	2,864	21,910
Eiger Biopharmaceuticals, Inc. (a)	1,169	13,619
Emergent Biosolutions, Inc. (a)	5,255	172,574
Enanta Pharmaceuticals, Inc. (a)	2,059	68,976
Endocyte, Inc. (a)	7,477	19,066
Enzo Biochem, Inc. (a)	8,028	55,714
Epizyme, Inc. (a)	6,286	76,061
Esperion Therapeutics, Inc. (a)	2,194	27,469
Exact Sciences Corp. (a)	16,377	218,797
Exelixis, Inc. (a)	34,745	518,048
Fate Therapeutics, Inc. (a)	4,030	10,115

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Fibrocell Science, Inc. (a)	4,586	$2,889
FibroGen, Inc. (a)	8,044	172,142
Five Prime Therapeutics, Inc. (a)	4,356	218,279
Flex Pharma, Inc. (a)	2,196	11,595
Flexion Therapeutics, Inc. (a)	3,651	69,442
Fortress Biotech, Inc. (a)(b)	6,807	18,379
Foundation Medicine, Inc. (a)	2,028	35,896
Galena Biopharma, Inc. (a)(b)	1,385	2,687
Genocea Biosciences, Inc. (a)	3,917	16,138
Genomic Health, Inc. (a)	2,857	83,967
GenVec, Inc. (a)	826	2,651
Geron Corp. (a)(b)	25,126	52,011
Global Blood Therapeutics, Inc. (a)	3,298	47,656
GTx, Inc. (a)	1,784	9,420
Halozyme Therapeutics, Inc. (a)	17,395	171,863
Harvard Bioscience, Inc. (a)	6,840	20,862
Heat Biologics, Inc. (a)(b)	2,991	2,557
Hemispherx Biopharma, Inc. (a)	5,727	3,950
Heron Therapeutics, Inc. (a)	5,286	69,247
Histogenics Corp. (a)	1,354	2,261
Horizon Pharma PLC (a)	24,357	394,096
iBio, Inc. (a)	21,015	8,301
Idera Pharmaceuticals, Inc. (a)	15,546	23,319
Ignyta, Inc. (a)	6,135	32,516
Immune Design Corp. (a)	1,494	8,217
ImmunoGen, Inc. (a)	12,865	26,245
Immunomedics, Inc. (a)(b)	20,713	76,017
Impax Laboratories, Inc. (a)	10,889	144,279
INC Research Holdings, Inc., Class A (a)	8,229	432,845
Incyte Corp. (a)	26,843	2,691,548
Infinity Pharmaceuticals, Inc. (a)	7,013	9,468
Innoviva, Inc. (a)	12,381	132,477
Inotek Pharmaceuticals Corp. (a)	3,215	19,612
Inovio Pharmaceuticals, Inc. (a)	10,866	75,410
Insmed, Inc. (a)	9,141	120,935
Insys Therapeutics, Inc. (a)(b)	3,557	32,724
Intercept Pharmaceuticals, Inc. (a)	2,687	291,943
Intrexon Corp. (a)	9,146	222,248
Invitae Corp., cost $28,390,380) (Acquired 10/08/14, cost (a)	4,225	33,546
InVivo Therapeutics Holdings Corp. (a)(b)	5,769	24,230
Ionis Pharmaceuticals, Inc. (a)	18,717	895,234
Ironwood Pharmaceuticals, Inc. (a)	19,973	305,387
IsoRay, Inc. (a)	15,938	9,244
Jazz Pharmaceuticals PLC (a)	9,068	988,684
Juniper Pharmaceuticals, Inc. (a)	2,517	14,095
KalVista Pharmaceuticals, Inc. (a)	258	1,824
Karyopharm Therapeutics, Inc. (a)	3,090	29,046
KemPharm, Inc. (a)	4,202	12,396
Keryx Biopharmaceuticals, Inc. (a)(b)	16,183	94,832
Kite Pharma, Inc. (a)	6,697	300,293
La Jolla Pharmaceutical Co. (a)	2,049	35,919
Lannett Co., Inc. (a)(b)	4,569	100,746
Lexicon Pharmaceuticals, Inc. (a)	6,848	94,708
Ligand Pharmaceuticals, Inc. (a)	2,895	294,161
Lion Biotechnologies, Inc. (a)	7,492	52,069
Loxo Oncology, Inc. (a)	1,984	63,716
Luminex Corp. (a)	6,445	130,382
MacroGenics, Inc. (a)	4,979	101,771
Madrigal Pharmaceuticals, Inc. (a)	558	8,314
MannKind Corp. (a)(b)	39,844	25,369
Mast Therapeutics, Inc. (a)	50,199	4,357
Medicines Co. (a)	10,582	359,153
MediciNova, Inc. (a)(b)	4,864	29,330
MEI Pharma, Inc. (a)	8,459	12,181
Merrimack Pharmaceuticals, Inc. (a)	20,058	81,837
Microbot Medical, Inc. (a)(b)	245	1,495

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
MiMedx Group, Inc. (a)	15,260	$135,204
Minerva Neurosciences, Inc. (a)	2,856	33,558
Mirati Therapeutics, Inc. (a)	4,241	20,145
Momenta Pharmaceuticals, Inc. (a)	9,395	141,395
Myriad Genetics, Inc. (a)	10,288	171,501
NanoString Technologies, Inc. (a)	2,146	47,856
NantKwest, Inc. (a)	4,139	23,675
Nektar Therapeutics (a)	25,270	310,063
Neothetics, Inc. (a)	1,616	1,810
Neuralstem, Inc. (a)	17,361	4,790
Neurocrine Biosciences, Inc. (a)	13,195	510,646
NewLink Genetics Corp. (a)	3,137	32,248
Novavax, Inc. (a)(b)	41,203	51,916
Ohr Pharmaceutical, Inc. (a)	9,287	13,931
Omeros Corp. (a)(b)	6,534	64,817
Oncocyte Corp. (a)	478	3,370
OncoMed Pharmaceuticals, Inc. (a)	3,414	26,322
Ophthotech Corp. (a)	4,442	21,455
OPKO Health, Inc. (a)(b)	54,705	508,756
Orexigen Therapeutics, Inc. (a)(b)	1,808	3,146
Organovo Holdings, Inc. (a)	12,913	43,775
Osiris Therapeutics, Inc. (a)	2,766	13,581
Otonomy, Inc. (a)	4,226	67,193
OvaScience, Inc. (a)	5,645	8,637
Pacific Biosciences of California, Inc. (a)	11,755	44,669
Pacira Pharmaceuticals, Inc. (a)	5,782	186,759
Pain Therapeutics, Inc. (a)	8,736	4,981
Palatin Technologies, Inc. (a)	23,498	11,979
Paratek Pharmaceuticals, Inc. (a)	2,653	40,856
PDL BioPharma, Inc.	23,556	49,939
Peregrine Pharmaceuticals, Inc. (a)	35,720	11,016
Pernix Therapeutics Holdings, Inc. (a)	763	1,480
Pfenex, Inc. (a)	2,551	23,138
PharmAthene, Inc. (a)	14,512	47,164
Portola Pharmaceuticals, Inc. (a)	8,510	190,964
PRA Health Sciences, Inc. (a)	5,912	325,869
Prestige Brands Holdings, Inc. (a)	7,922	412,736
Progenics Pharmaceuticals, Inc. (a)	10,933	94,461
Proteon Therapeutics, Inc. (a)(b)	1,374	2,611
Prothena Corp. PLC (a)	5,335	262,429
pSivida Corp. (a)	6,822	11,666
PTC Therapeutics, Inc. (a)	4,711	51,397
Puma Biotechnology, Inc. (a)	4,673	143,461
Quintiles Transnational Holdings, Inc. (a)	20,531	1,561,383
Radius Health, Inc. (a)	5,619	213,691
Recro Pharma, Inc. (a)	2,418	19,489
REGENXBIO, Inc. (a)	3,300	61,215
Regulus Therapeutics, Inc. (a)	4,368	9,828
Rennova Health, Inc. (a)(b)	782	65
Repligen Corp. (a)	5,025	154,870
Repros Therapeutics, Inc. (a)	4,528	5,977
Retrophin, Inc. (a)	5,293	100,196
Revance Therapeutics, Inc. (a)	3,551	73,506
Rexahn Pharmaceuticals, Inc. (a)	44,878	6,368
Rigel Pharmaceuticals, Inc. (a)	16,778	39,932
Sage Therapeutics, Inc. (a)	5,160	263,470
Sangamo Biosciences, Inc. (a)	10,912	33,282
Sarepta Therapeutics, Inc. (a)	7,996	219,330
Sciclone Pharmaceuticals, Inc. (a)	8,444	91,195
Seattle Genetics, Inc. (a)	14,494	764,848
Seres Therapeutics, Inc. (a)	3,552	35,165
Sorrento Therapeutics, Inc. (a)	6,112	29,949
Spectrum Pharmaceuticals, Inc. (a)	9,945	44,056
Stemline Therapeutics, Inc. (a)	3,075	32,903
Sucampo Pharmaceuticals, Inc., Class A (a)	4,244	57,506
Sunesis Pharmaceuticals, Inc. (a)	2,343	8,482
Supernus Pharmaceuticals, Inc. (a)	7,705	194,551

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Synergy Pharmaceuticals, Inc. (a)	26,838	$163,443
Synthetic Biologics, Inc. (a)(b)	13,497	10,293
Teligent, Inc. (a)	6,994	46,230
Tenax Therapeutics, Inc. (a)	1,873	3,652
Tetraphase Pharmaceuticals, Inc. (a)	6,125	24,684
TG Therapeutics, Inc. (a)	6,103	28,379
TherapeuticsMD, Inc. (a)(b)	25,609	147,764
Theravance Biopharma, Inc. (a)(b)	6,417	204,574
Threshold Pharmaceuticals, Inc. (a)	10,962	4,834
Titan Pharmaceuticals, Inc. (a)	3,672	14,688
Tokai Pharmaceuticals, Inc. (a)	1,487	1,454
Tonix Pharmaceuticals Holding Corp. (a)	1,554	731
Tracon Pharmaceuticals, Inc. (a)	1,428	6,997
Trevena, Inc. (a)	7,025	41,307
Trovagene, Inc. (a)	5,524	11,600
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,955	418,696
United Therapeutics Corp. (a)	6,559	940,757
Vanda Pharmaceuticals, Inc. (a)	6,494	103,579
Verastem, Inc. (a)	5,333	5,973
Versartis, Inc. (a)	3,367	50,168
Vical, Inc. (a)	2,976	6,845
Vital Therapies, Inc. (a)(b)	3,761	16,360
Vivus, Inc. (a)	17,507	20,133
Voyager Therapeutics, Inc. (a)	1,200	15,288
WaVe Life Sciences Ltd. (a)	1,603	41,918
Windtree Therapeutics, Inc. (a)	2,806	3,479
Xencor, Inc. (a)	6,254	164,605
XOMA Corp. (a)	1,089	4,596
ZIOPHARM Oncology, Inc. (a)(b)	18,936	101,308
Zogenix, Inc. (a)	4,527	55,003

		33,582,013
Real Estate Investment & Services — 1.5%
AG Mortgage Investment Trust, Inc.	4,544	77,748
Alexander & Baldwin, Inc.	7,453	334,416
Altisource Portfolio Solutions SA (a)	1,818	48,341
American Realty Investors, Inc. (a)(b)	1,631	8,432
AV Homes, Inc. (a)	2,544	40,195
Black Knight Financial Services, Inc., Class A (a)	3,577	135,211
Chimera Investment Corp.	25,996	442,452
Columbia Property Trust, Inc.	18,064	390,182
Communications Sales & Leasing, Inc. (a)	22,376	568,574
Consolidated-Tomoka Land Co.	1,011	54,008
Dynex Capital, Inc.	8,841	60,296
Forest City Realty Trust, Inc., Class A	33,228	692,472
Forestar Group, Inc. (a)	4,591	61,060
Gaming and Leisure Properties, Inc.	29,459	902,035
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,464	160,731
HFF, Inc., Class A	5,216	157,784
Howard Hughes Corp. (a)	5,538	631,886
InfraREIT, Inc. (a)	6,218	111,364
Jones Lang LaSalle, Inc.	6,713	678,282
Kennedy-Wilson Holdings, Inc.	13,764	282,162
Marcus & Millichap, Inc. (a)	2,728	72,892
Maui Land & Pineapple Co., Inc. (a)	5,106	37,018
Monogram Residential Trust, Inc.	26,236	283,874
Nationstar Mortgage Holdings, Inc. (a)	5,186	93,659
Paramount Group, Inc.	27,237	435,520
QTS Realty Trust, Inc., Class A	7,599	377,290
RE/MAX Holdings, Inc., Class A	2,929	164,024
Realogy Holdings Corp.	21,577	555,176
Reis, Inc.	1,837	40,873
Rexford Industrial Realty, Inc.	10,138	235,100
St. Joe Co. (a)	10,898	207,062
STORE Capital Corp.	23,739	586,591

Common Stocks	Shares	Value
Real Estate Investment & Services (continued)
Tejon Ranch Co. (a)	2,659	$67,618
Xenia Hotels & Resorts, Inc.	15,639	303,709
Zillow Group, Inc., Class A (a)	6,744	245,819
Zillow Group, Inc., Class C (a)	16,073	586,182

		10,130,038
Real Estate Investment Trusts (REITs) — 8.7%
Acadia Realty Trust	12,259	400,624
AGNC Investment Corp.	49,652	900,191
Agree Realty Corp.	4,285	197,324
Alexander’s, Inc.	498	212,581
Alexandria Real Estate Equities, Inc.	11,935	1,326,337
Altisource Residential Corp.	9,073	100,166
American Assets Trust, Inc.	5,923	255,163
American Campus Communities, Inc.	20,116	1,001,173
American Homes 4 Rent, Class A	34,242	718,397
Annaly Capital Management, Inc.	152,007	1,515,510
Anworth Mortgage Asset Corp.	16,369	84,628
Apollo Commercial Real Estate Finance, Inc.	10,760	178,831
Apple Hospitality REIT, Inc.	24,383	487,172
Arbor Realty Trust, Inc.	9,585	71,504
Ares Commercial Real Estate Corp.	6,966	95,643
Arlington Asset Investment Corp., Class A	1,883	27,906
Armada Hoffler Properties, Inc.	6,546	95,375
ARMOUR Residential REIT, Inc.	5,832	126,496
Ashford Hospitality Prime, Inc.	5,078	69,315
Ashford Hospitality Trust, Inc.	13,385	103,868
Blackstone Mortgage Trust, Inc., Class A	14,099	423,957
Bluerock Residential Growth REIT, Inc.	5,761	79,041
Brandywine Realty Trust	26,057	430,201
Brixmor Property Group, Inc.	40,346	985,249
BRT Realty Trust (a)	3,601	29,492
Camden Property Trust	13,159	1,106,277
Capstead Mortgage Corp.	13,401	136,556
Care Capital Properties, Inc.	12,635	315,875
CareTrust REIT, Inc.	12,118	185,648
Catchmark Timber Trust, Inc., Class A	7,387	83,178
CBL & Associates Properties, Inc.	25,400	292,100
Cedar Realty Trust, Inc.	12,109	79,072
Chatham Lodging Trust	6,442	132,383
Chesapeake Lodging Trust	8,980	232,223
CIM Commercial Trust Corp.	1,904	29,417
Colony Capital, Inc., Class A	16,809	340,382
Colony Starwood Homes	7,490	215,787
Condor Hospitality Trust, Inc.	985	1,980
CoreCivic, Inc.	17,915	438,201
CorEnergy Infrastructure Trust, Inc.	2,295	80,050
Coresite Realty Corp.	5,210	413,518
Corporate Office Properties Trust	13,663	426,559
Cousins Properties, Inc.	51,389	437,320
CubeSmart	27,112	725,788
CyrusOne, Inc.	11,372	508,670
CYS Investments, Inc.	22,334	172,642
DCT Industrial Trust, Inc.	13,783	659,930
DDR Corp.	48,692	743,527
DiamondRock Hospitality Co.	28,628	330,081
Douglas Emmett, Inc.	21,422	783,188
Duke Realty Corp.	53,050	1,409,008
DuPont Fabros Technology, Inc.	11,311	496,892
Easterly Government Properties, Inc.	4,683	93,754
EastGroup Properties, Inc.	4,835	357,016
Education Realty Trust, Inc.	11,089	469,065
Empire State Realty Trust, Inc., Class A	18,394	371,375
EPR Properties	9,827	705,284
Equity Commonwealth (a)	19,392	586,414
Equity Lifestyle Properties, Inc.	12,194	879,187
Equity One, Inc.	13,874	425,793

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
FelCor Lodging Trust, Inc.	19,873	$159,183
First Industrial Realty Trust, Inc.	17,418	488,575
First Potomac Realty Trust	9,864	108,208
Franklin Street Properties Corp.	15,738	203,964
Geo Group, Inc.	11,131	399,937
Getty Realty Corp.	4,438	113,125
Gladstone Commercial Corp.	5,033	101,163
Global Net Lease, Inc.	27,324	213,947
Government Properties Income Trust	8,160	155,570
Gramercy Property Trust	62,662	575,237
Healthcare Realty Trust, Inc.	16,761	508,194
Healthcare Trust of America, Inc., Class A	22,778	663,068
Hersha Hospitality Trust	6,587	141,620
Highwoods Properties, Inc.	15,482	789,737
Hospitality Properties Trust	24,756	785,755
Hudson Pacific Properties, Inc.	18,344	638,004
Independence Realty Trust, Inc.	13,622	121,508
Invesco Mortgage Capital, Inc.	16,844	245,922
Investors Real Estate Trust	19,805	141,210
iStar, Inc. (a)	11,959	147,933
Kilroy Realty Corp.	13,909	1,018,417
Kite Realty Group Trust	12,411	291,410
LaSalle Hotel Properties	16,772	511,043
Lexington Realty Trust	31,494	340,135
Liberty Property Trust	21,970	867,815
Life Storage, Inc.	6,845	583,605
LTC Properties, Inc.	6,172	289,961
Mack-Cali Realty Corp.	13,234	384,051
Medical Properties Trust, Inc.	48,184	592,663
MFA Financial, Inc.	53,544	408,541
Monmouth Real Estate Investment Corp.	12,241	186,553
MTGE Investment Corp.	7,285	114,375
National Health Investors, Inc.	5,939	440,496
National Retail Properties, Inc.	22,126	977,969
National Storage Affiliates Trust	6,068	133,921
New Residential Investment Corp.	38,156	599,812
New Senior Investment Group, Inc.	13,583	132,978
New York Mortgage Trust, Inc.	18,994	125,360
New York REIT, Inc.	25,678	259,861
NexPoint Residential Trust, Inc.	3,178	70,997
NorthStar Realty Europe Corp.	9,768	122,784
NorthStar Realty Finance Corp.	27,321	413,913
Omega Healthcare Investors, Inc.	30,187	943,646
One Liberty Properties, Inc.	3,098	77,822
Parkway, Inc. (a)	8,271	184,030
Pebblebrook Hotel Trust	10,510	312,672
Pennsylvania Real Estate Investment Trust	10,348	196,198
PennyMac Mortgage Investment Trust (c)	10,450	171,066
Physicians Realty Trust	20,695	392,377
Piedmont Office Realty Trust, Inc., Class A	20,451	427,630
Potlatch Corp.	6,073	252,940
Preferred Apartment Communities, Inc., Class A	5,436	81,051
PS Business Parks, Inc.	2,790	325,091
Quality Care Properties, Inc. (a)	14,098	218,519
RAIT Financial Trust	12,466	41,886
Ramco-Gershenson Properties Trust	12,330	204,431
Rayonier, Inc.	18,797	500,000
Redwood Trust, Inc.	12,292	186,961
Regency Centers Corp.	15,850	1,092,857
Resource Capital Corp.	5,570	46,398
Retail Opportunity Investments Corp.	15,872	335,375
Retail Properties of America, Inc., Class A	36,165	554,409
RLJ Lodging Trust	18,148	444,445
RMR Group, Inc., Class A	1,340	52,930
Sabra Health Care REIT, Inc.	9,890	241,514
Saul Centers, Inc.	1,841	122,629
Select Income REIT	9,802	247,010

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Senior Housing Properties Trust	35,803	$677,751
Seritage Growth Properties, Class A (b)	3,458	147,691
Silver Bay Realty Trust Corp.	6,204	106,337
Spirit Realty Capital, Inc.	73,104	793,909
STAG Industrial, Inc.	12,673	302,505
Starwood Property Trust, Inc.	37,799	829,688
Summit Hotel Properties, Inc.	13,782	220,925
Sun Communities, Inc.	10,279	787,474
Sunstone Hotel Investors, Inc.	32,183	490,791
Tanger Factory Outlet Centers, Inc.	14,522	519,597
Taubman Centers, Inc.	9,740	720,078
Terreno Realty Corp.	8,380	238,746
Tier REIT, Inc.	7,404	128,756
Two Harbors Investment Corp.	54,500	475,240
UMH Properties, Inc.	5,693	85,680
Universal Health Realty Income Trust	1,725	113,143
Urban Edge Properties	13,543	372,568
Urstadt Biddle Properties, Inc., Class A	3,630	87,519
VEREIT, Inc.	150,932	1,276,885
Walter Investment Management Corp. (a)(b)	5,793	27,517
Washington Prime Group, Inc.	27,493	286,202
Washington Real Estate Investment Trust	10,568	345,468
Weingarten Realty Investors	17,562	628,544
Western Asset Mortgage Capital Corp.	7,954	80,097
Whitestone REIT	5,219	75,049
WP Carey, Inc.	15,958	942,958

		58,563,809
Software & Computer Services — 7.2%
2U, Inc. (a)	6,407	193,171
A10 Networks, Inc. (a)	6,913	57,447
ACI Worldwide, Inc. (a)	17,713	321,491
Actua Corp. (a)	6,343	88,802
Alarm.com Holdings, Inc. (a)	2,074	57,719
Allscripts Healthcare Solutions, Inc. (a)	28,232	288,249
American Software, Inc., Class A	5,062	52,290
Angie’s List, Inc. (a)	5,706	46,960
ANSYS, Inc. (a)	13,241	1,224,660
Arista Networks, Inc. (a)	6,448	623,973
Aspen Technology, Inc. (a)	11,975	654,793
athenahealth, Inc. (a)	5,991	630,073
Barracuda Networks, Inc. (a)	4,369	93,628
Benefitfocus, Inc. (a)	2,324	69,023
Blackbaud, Inc.	7,177	459,328
Blucora, Inc. (a)	6,758	99,681
Boingo Wireless, Inc. (a)	6,907	84,196
Bottomline Technologies, Inc. (a)	6,070	151,871
Box, Inc., Class A (a)	9,161	126,971
Brightcove, Inc. (a)	5,883	47,358
BroadSoft, Inc. (a)	4,650	191,812
CACI International, Inc., Class A (a)	3,622	450,215
Cadence Design Systems, Inc. (a)	43,480	1,096,566
Calix, Inc. (a)	7,426	57,180
Callidus Software, Inc. (a)	10,869	182,599
Castlight Health, Inc., Class B (a)	9,141	45,248
CDW Corp.	24,522	1,277,351
ChannelAdvisor Corp. (a)	4,783	68,636
Ciber, Inc. (a)	11,476	7,251
Cogent Communications Group, Inc.	5,978	247,190
CommerceHub, Inc., Series A (a)	2,884	43,289
CommerceHub, Inc., Series C (a)	2,799	42,069
CommVault Systems, Inc. (a)	6,399	328,909
Computer Programs & Systems, Inc.	1,686	39,790
Computer Sciences Corp.	21,262	1,263,388
Computer Task Group, Inc.	2,432	10,239
Cornerstone OnDemand, Inc. (a)	7,793	329,722
Covisint Corp. (a)	8,788	16,697

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
CSG Systems International, Inc.	4,927	$238,467
Datalink Corp. (a)	3,557	40,052
Dell Technologies, Inc., Class V (a)	34,079	1,873,323
Determine, Inc. (a)	2,985	5,522
DeVry Education Group, Inc.	8,559	267,041
Digimarc Corp. (a)	1,894	56,820
DST Systems, Inc.	4,914	526,535
Ebix, Inc.	3,364	191,916
eGain Corp. (a)	1,227	2,577
Ellie Mae, Inc. (a)	5,282	441,998
Endurance International Group Holdings, Inc. (a)	9,536	88,685
Envestnet, Inc. (a)	6,555	231,064
EPAM Systems, Inc. (a)	6,794	436,922
Evolving Systems, Inc.	2,275	9,328
Fair Isaac Corp.	4,791	571,183
FalconStor Software, Inc. (a)	12,659	5,695
FireEye, Inc. (a)	22,955	273,164
Five9, Inc. (a)	6,058	85,963
Forrester Research, Inc.	1,630	70,009
Fortinet, Inc. (a)	22,211	668,995
Gartner, Inc. (a)	12,511	1,264,487
Gigamon, Inc. (a)	4,621	210,487
GoDaddy, Inc., Class A (a)	7,736	270,373
Gogo, Inc. (a)(b)	8,869	81,772
Great Elm Capital Group, Inc. (a)	4,587	17,201
GSE Systems, Inc. (a)	5,963	20,871
Guidance Software, Inc. (a)	4,351	30,805
Guidewire Software, Inc. (a)	11,713	577,802
Hackett Group, Inc.	4,211	74,366
Hortonworks, Inc. (a)	6,260	52,021
HubSpot, Inc. (a)	4,668	219,396
IAC/InterActiveCorp	11,156	722,797
Immersion Corp. (a)	5,072	53,915
Innodata, Inc. (a)	6,741	16,515
Internap Corp. (a)	9,211	14,185
IntraLinks Holdings, Inc. (a)	6,886	93,099
j2 Global, Inc.	7,099	580,698
Jive Software, Inc. (a)	9,460	41,151
KEYW Holding Corp. (a)	6,373	75,138
Leidos Holdings, Inc.	21,458	1,097,362
Limelight Networks, Inc. (a)	11,498	28,975
LivePerson, Inc. (a)	8,346	63,012
LogMeIn, Inc.	3,829	369,690
Manhattan Associates, Inc. (a)	10,859	575,853
Mastech Holdings, Inc. (a)	1,020	6,946
Match Group, Inc. (a)(b)	6,727	115,032
Medidata Solutions, Inc. (a)	8,294	411,963
MeetMe, Inc. (a)	8,480	41,806
Mentor Graphics Corp.	16,704	616,211
MicroStrategy, Inc., Class A (a)	1,413	278,926
Mitek Systems, Inc. (a)	6,170	37,946
MobileIron, Inc. (a)	8,172	30,645
Model N, Inc. (a)	4,111	36,382
Monotype Imaging Holdings, Inc.	6,127	121,621
Netscout Systems, Inc. (a)	14,040	442,260
New Relic, Inc. (a)	4,759	134,442
NIC, Inc.	9,602	229,488
Nuance Communications, Inc. (a)	40,375	601,587
Palo Alto Networks, Inc. (a)	14,088	1,761,704
Paycom Software, Inc. (a)	6,073	276,261
PC-Tel, Inc.	4,538	24,414
PDF Solutions, Inc. (a)	4,645	104,745
Pegasystems, Inc.	5,608	201,888
Perficient, Inc. (a)	5,910	103,366
Premier, Inc., Class A (a)	8,583	260,580
Progress Software Corp.	7,313	233,504
Proofpoint, Inc. (a)	6,680	471,942

Common Stocks	Shares	Value
Software & Computer Services (continued)
PROS Holdings, Inc. (a)	4,092	$88,060
PTC, Inc. (a)	17,897	828,094
Q2 Holdings, Inc. (a)	4,257	122,814
QAD, Inc., Class A	906	27,542
QAD, Inc., Class B	1,021	26,087
Quality Systems, Inc.	6,990	91,919
Qualys, Inc. (a)	4,507	142,647
RealPage, Inc. (a)	8,368	251,040
Rightside Group Ltd. (a)	2,809	23,230
RigNet, Inc. (a)	2,435	56,370
RingCentral, Inc., Class A (a)	9,479	195,267
Rocket Fuel, Inc. (a)	5,595	9,567
Rosetta Stone, Inc. (a)	3,678	32,771
Science Applications International Corp.	6,700	568,160
ServiceNow, Inc. (a)	25,166	1,870,840
Shutterstock, Inc. (a)	2,987	141,942
Silver Spring Networks, Inc. (a)	6,698	89,150
Smith Micro Software, Inc. (a)	3,086	4,845
SoftBrands, Inc.	114	—
Splunk, Inc. (a)	20,788	1,063,306
SPS Commerce, Inc. (a)	2,618	182,972
Square, Inc., Class A (a)	2,654	36,174
SS&C Technologies Holdings, Inc.	26,496	757,786
Support.com, Inc. (a)	17,347	14,918
Synchronoss Technologies, Inc. (a)	6,422	245,963
Synopsys, Inc. (a)	23,173	1,363,963
Syntel, Inc.	4,141	81,950
Tableau Software, Inc., Class A (a)	9,222	388,707
Tangoe, Inc. (a)	4,872	38,391
TeleNav, Inc. (a)	5,854	41,271
TiVo Corp. (a)	18,079	377,851
Twilio, Inc. (a)(b)	3,381	97,542
Twitter, Inc. (a)	91,654	1,493,960
Tyler Technologies, Inc. (a)	5,214	744,403
Ultimate Software Group, Inc. (a)	4,533	826,593
Unisys Corp. (a)	7,423	110,974
Vantiv, Inc., Class A (a)	23,974	1,429,330
Varonis Systems, Inc. (a)	2,808	75,254
VASCO Data Security International, Inc. (a)	4,683	63,923
Vectrus, Inc. (a)	1,852	44,170
Veeva Systems, Inc., Class A (a)	15,648	636,874
Verint Systems, Inc. (a)	9,491	334,558
VirnetX Holding Corp. (a)(b)	6,877	15,129
Virtusa Corp. (a)	4,107	103,168
VMware, Inc., Class A (a)(b)	10,948	861,936
Web.com Group, Inc. (a)	8,012	169,454
Workday, Inc., Class A (a)	18,828	1,244,343
Workiva, Inc. (a)	3,410	46,547
Zendesk, Inc. (a)	11,186	237,143
Zix Corp. (a)	10,588	52,305
Zynga, Inc., Class A (a)	116,831	300,256

		48,302,183
Support Services — 4.0%
ABM Industries, Inc.	8,327	340,075
Acacia Research Corp.	8,239	53,554
Advisory Board Co. (a)	6,250	207,813
Amdocs Ltd.	22,690	1,321,692
AMN Healthcare Services, Inc. (a)	7,153	275,033
Applied Industrial Technologies, Inc.	5,724	340,006
ARC Document Solutions, Inc. (a)	6,901	35,057
Barnes Group, Inc.	7,338	347,968
Barrett Business Services, Inc.	1,189	76,215
Bazaarvoice, Inc. (a)	12,100	58,685
Black Box Corp.	2,668	40,687
Booz Allen Hamilton Holding Corp.	22,760	820,953
Brink’s Co.	6,657	274,601

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
Broadridge Financial Solutions, Inc.	18,185	$1,205,665
Cardtronics PLC, Class A (a)	6,774	369,657
Cartesian, Inc. (a)	2,116	1,924
Casella Waste Systems, Inc., Class A (a)	7,582	94,093
Cass Information Systems, Inc.	1,314	96,671
CBIZ, Inc. (a)	9,058	124,095
CDI Corp.	1,891	13,993
CEB, Inc.	4,733	286,820
Cenveo, Inc. (a)	1,842	12,876
Clean Harbors, Inc. (a)	7,847	436,686
Comfort Systems USA, Inc.	5,684	189,277
Convergys Corp.	14,425	354,278
CoreLogic, Inc. (a)	13,193	485,898
CoStar Group, Inc. (a)	4,952	933,402
CRA International, Inc.	1,412	51,679
Crawford & Co., Class B	3,693	46,384
Cross Country Healthcare, Inc. (a)	5,168	80,672
Deluxe Corp.	7,253	519,387
DHI Group, Inc. (a)	8,680	54,250
DigitalGlobe, Inc. (a)	9,636	276,071
Donnelley Financial Solutions, Inc. (a)	3,992	91,736
DXP Enterprises, Inc. (a)	2,735	95,014
Ennis, Inc.	3,906	67,769
Essendant, Inc.	5,328	111,355
Euronet Worldwide, Inc. (a)	7,929	574,297
Everi Holdings, Inc. (a)	10,402	22,572
EVERTEC, Inc.	9,459	167,897
Evolent Health, Inc., Class A (a)	2,726	40,345
ExlService Holdings, Inc. (a)	5,026	253,511
ExOne Co. (a)	1,784	16,663
Exponent, Inc.	3,885	234,266
First Data Corp., Class A (a)	30,401	431,390
FleetCor Technologies, Inc. (a)	14,116	1,997,696
Franklin Covey Co. (a)	2,677	53,942
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	6,259	282,156
G&K Services, Inc., Class A	2,985	287,903
Genpact Ltd. (a)	20,239	492,617
GP Strategies Corp. (a)	2,813	80,452
HD Supply Holdings, Inc. (a)	30,472	1,295,365
Heidrick & Struggles International, Inc.	2,753	66,485
Heritage-Crystal Clean, Inc. (a)	3,226	50,648
Hudson Global, Inc.	7,493	10,190
Huron Consulting Group, Inc. (a)	3,240	164,106
ICF International, Inc. (a)	3,065	169,188
Imperva, Inc. (a)	4,450	170,880
InnerWorkings, Inc. (a)	7,279	71,698
Inovalon Holdings, Inc., Class A (a)	10,521	108,366
Insperity, Inc.	2,827	200,576
Jack Henry & Associates, Inc.	11,869	1,053,730
Kaman Corp.	3,995	195,475
Kelly Services, Inc., Class A	4,059	93,032
Kforce, Inc.	3,944	91,106
Korn/Ferry International	8,464	249,096
LifeLock, Inc. (a)	12,412	296,895
Lionbridge Technologies, Inc. (a)	10,173	59,003
LSC Communications Inc.	3,992	118,483
ManpowerGroup, Inc.	10,153	902,297
MAXIMUS, Inc.	9,832	548,527
McGrath RentCorp	3,639	142,612
Mistras Group, Inc. (a)	2,701	69,362
Mobile Mini, Inc.	6,403	193,691
ModusLink Global Solutions, Inc. (a)	9,568	13,969
MSC Industrial Direct Co., Inc., Class A	6,823	630,377
Navigant Consulting, Inc. (a)	7,309	191,350
NeuStar, Inc., Class A (a)	7,934	264,996
Odyssey Marine Exploration, Inc. (a)(b)	2,444	8,358

Common Stocks	Shares	Value
Support Services (continued)
On Assignment, Inc. (a)	7,474	$330,052
Park-Ohio Holdings Corp.	1,321	56,275
Perma-Fix Environmental Services (a)	4,810	18,759
Planet Payment, Inc. (a)	9,438	38,507
Power Solutions International, Inc. (a)(b)	815	6,113
PRGX Global, Inc. (a)	6,115	36,079
Quad/Graphics, Inc.	4,359	117,170
Quest Resource Holding Corp. (a)	2,241	5,490
Resources Connection, Inc.	4,605	88,646
RPX Corp. (a)	8,380	90,504
RR Donnelley & Sons Co.	10,646	173,743
Schnitzer Steel Industries, Inc., Class A	4,015	103,186
ServiceSource International, Inc. (a)	10,518	59,742
Sharps Compliance Corp. (a)	3,499	13,401
StarTek, Inc. (a)	3,340	28,223
Sykes Enterprises, Inc. (a)	5,857	169,033
Team, Inc. (a)	4,703	184,593
TeleTech Holdings, Inc.	2,549	77,745
Tetra Tech, Inc.	8,381	361,640
TransUnion (a)	13,936	431,040
TriNet Group, Inc. (a)	5,713	146,367
TrueBlue, Inc. (a)	6,460	159,239
U.S. Ecology, Inc.	3,348	164,554
UniFirst Corp.	2,344	336,716
Universal Technical Institute, Inc.	3,377	9,827
Viad Corp.	3,107	137,019
WageWorks, Inc. (a)	5,609	406,653
WEX, Inc. (a)	5,886	656,878

		26,964,753
Technology Hardware & Equipment — 4.4%
3D Systems Corp. (a)	15,956	212,055
Acacia Communications, Inc. (a)(b)	2,280	140,790
ADTRAN, Inc.	7,492	167,446
Advanced Energy Industries, Inc. (a)	6,210	339,997
Advanced Micro Devices, Inc. (a)	115,607	1,310,983
Agilysys, Inc. (a)	3,119	32,313
Alpha & Omega Semiconductor Ltd. (a)	2,913	61,960
Amkor Technology, Inc. (a)	18,642	196,673
Amtech Systems, Inc. (a)	2,148	9,129
Applied Micro Circuits Corp. (a)	12,769	105,344
Applied Optoelectronics, Inc. (a)	2,758	64,648
ARRIS International PLC (a)	28,649	863,194
Axcelis Technologies, Inc. (a)	4,811	70,000
Brocade Communications Systems, Inc.	60,606	756,969
Brooks Automation, Inc.	10,683	182,359
Cabot Microelectronics Corp.	3,590	226,780
CalAmp Corp. (a)	5,908	85,666
Cavium, Inc. (a)	10,511	656,307
CEVA, Inc. (a)	3,467	116,318
Ciena Corp. (a)	20,925	510,779
Cirrus Logic, Inc. (a)	9,750	551,265
Clearfield, Inc. (a)	2,370	49,059
Cohu, Inc.	4,081	56,726
CommScope Holding Co., Inc. (a)	29,822	1,109,378
Comtech Telecommunications Corp.	3,715	44,023
Concurrent Computer Corp.	3,805	20,357
Cray, Inc. (a)	6,048	125,194
Cree, Inc. (a)	14,947	394,451
Cypress Semiconductor Corp.	48,113	550,413
Dataram Corp. (a)(b)	297	653
Diebold Nixdorf, Inc.	11,075	278,536
Digi International, Inc. (a)	4,719	64,886
Diodes, Inc. (a)	5,690	146,062
DSP Group, Inc. (a)	4,564	59,560
Dycom Industries, Inc. (a)	4,740	380,575
EchoStar Corp., Class A (a)	7,058	362,711

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Electronics for Imaging, Inc. (a)	7,109	$311,801
Emcore Corp.	4,624	40,229
Entegris, Inc. (a)	21,468	384,277
ePlus, Inc. (a)	1,102	126,950
Exar Corp. (a)	7,831	84,418
Extreme Networks, Inc. (a)	15,559	78,262
Finisar Corp. (a)	16,635	503,541
FormFactor, Inc. (a)	11,782	131,958
GigPeak, Inc. (a)	13,467	33,937
GSI Technology, Inc. (a)	4,254	26,375
Harmonic, Inc. (a)	12,042	60,210
ID Systems, Inc. (a)	3,541	19,192
Identiv, Inc. (a)	3,365	10,701
Infinera Corp. (a)	22,378	189,989
Inphi Corp. (a)	5,706	254,602
Insight Enterprises, Inc. (a)	5,507	222,703
Integrated Device Technology, Inc. (a)	20,498	482,933
InterDigital, Inc.	5,107	466,524
Intersil Corp., Class A	20,048	447,070
Intra-Cellular Therapies, Inc. (a)	5,242	79,102
InvenSense, Inc. (a)	13,867	177,359
Ixia (a)	10,186	163,995
IXYS Corp.	3,911	46,541
Kopin Corp. (a)	11,813	33,549
Kulicke & Soffa Industries, Inc. (a)	10,388	165,689
KVH Industries, Inc. (a)	2,945	34,751
Lantronix, Inc. (a)	9,095	15,462
Lattice Semiconductor Corp. (a)	19,222	141,474
Loral Space & Communications, Inc. (a)	1,784	73,233
LRAD Corp.	8,678	14,839
Lumentum Holdings, Inc. (a)	8,277	319,906
Marvell Technology Group Ltd.	66,222	918,499
Maxim Integrated Products, Inc.	42,572	1,642,002
MaxLinear, Inc., Class A (a)	8,148	177,626
Mercury Systems, Inc. (a)	6,091	184,070
Microsemi Corp. (a)	17,514	945,231
MKS Instruments, Inc.	8,009	475,735
Monolithic Power Systems, Inc.	5,621	460,529
MoSys, Inc. (a)	14,659	3,373
Nanometrics, Inc. (a)	4,363	109,337
NCR Corp. (a)	19,117	775,386
Neonode, Inc. (a)	12,904	23,743
NeoPhotonics Corp. (a)	4,903	53,001
NETGEAR, Inc. (a)	4,903	266,478
Nimble Storage, Inc. (a)	9,701	76,832
Oclaro, Inc. (a)	20,414	182,705
ON Semiconductor Corp. (a)	62,736	800,511
Optical Cable Corp. (a)	1,750	5,600
PAR Technology Corp. (a)	3,332	18,593
ParkerVision, Inc. (a)(b)	4,644	8,545
PC Connection, Inc.	1,900	53,371
Pendrell Corp. (a)	2,899	19,568
Photronics, Inc. (a)	10,897	123,136
Pixelworks, Inc. (a)	5,286	14,801
Plantronics, Inc.	5,004	274,019
Power Integrations, Inc.	4,369	296,437
Pure Storage, Inc., Class A (a)	12,858	145,424
Quantum Corp. (a)	45,364	37,747
QuickLogic Corp. (a)	9,826	13,658
Qumu Corp. (a)	2,149	5,115
Rambus, Inc. (a)	16,362	225,305
Rudolph Technologies, Inc. (a)	5,365	125,273
ScanSource, Inc. (a)	3,608	145,583
Seachange International, Inc. (a)	7,106	16,344
Semtech Corp. (a)	9,792	308,938
ShoreTel, Inc. (a)	10,755	76,898
Sigma Designs, Inc. (a)	6,054	36,324

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Silicon Laboratories, Inc. (a)	6,196	$402,740
Sonic Foundry, Inc. (a)	2,214	10,959
Sonus Networks, Inc. (a)	8,411	52,989
Sunworks, Inc. (a)(b)	4,851	9,702
Super Micro Computer, Inc. (a)	6,046	169,590
Synaptics, Inc. (a)	5,190	278,080
SYNNEX Corp.	4,401	532,609
Systemax, Inc.	1,844	16,172
Tech Data Corp. (a)	5,204	440,675
Teradyne, Inc.	30,394	772,008
Tessera Holding Corp.	7,141	315,632
TransAct Technologies, Inc.	2,692	17,767
TransEnterix, Inc. (a)(b)	10,957	14,244
Ubiquiti Networks, Inc. (a)	3,998	231,084
Ultra Clean Holdings, Inc. (a)	5,086	49,334
Ultratech, Inc. (a)	3,837	92,011
USA Technologies, Inc. (a)	7,417	31,893
VeriFone Systems, Inc. (a)	16,285	288,733
ViaSat, Inc. (a)	7,735	512,212
Viavi Solutions, Inc. (a)	36,093	295,241
Vocera Communications, Inc. (a)	4,197	77,603
VOXX International Corp. (a)	4,073	19,143
West Corp.	7,325	181,367
Xcerra Corp. (a)	9,468	72,336

		29,374,992
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	26,054
Schweitzer-Mauduit International, Inc.	4,407	200,651
Universal Corp.	3,477	221,659
Vector Group Ltd.	14,824	337,098

		785,462
Travel & Leisure — 4.9%
Allegiant Travel Co.	1,928	320,819
AMC Entertainment Holdings, Inc., Class A	4,521	152,132
Aramark	36,865	1,316,818
Avis Budget Group, Inc. (a)	13,453	493,456
Belmond Ltd., Class A (a)	12,500	166,875
Biglari Holdings, Inc. (a)	187	88,488
BJ’s Restaurants, Inc. (a)	3,216	126,389
Bloomin’ Brands, Inc.	16,524	297,928
Bob Evans Farms, Inc.	3,169	168,623
Boyd Gaming Corp. (a)	12,688	255,917
Bravo Brio Restaurant Group, Inc. (a)	3,322	12,624
Brinker International, Inc.	7,527	372,812
Buffalo Wild Wings, Inc. (a)	2,751	424,754
Caesars Entertainment Corp. (a)(b)	8,936	75,956
Carrols Restaurant Group, Inc. (a)	6,109	93,162
Century Casinos, Inc. (a)	6,355	52,302
Cheesecake Factory, Inc.	6,609	395,747
Choice Hotels International, Inc.	5,449	305,416
Churchill Downs, Inc.	1,973	296,838
Chuy’s Holdings, Inc. (a)	2,773	89,984
Cinemark Holdings, Inc.	16,076	616,675
ClubCorp Holdings, Inc.	9,819	140,903
Cracker Barrel Old Country Store, Inc.	3,588	599,124
Dave & Buster’s Entertainment, Inc. (a)	5,755	324,007
Del Frisco’s Restaurant Group, Inc. (a)	4,306	73,202
Del Taco Restaurants, Inc. (a)	6,237	88,066
Denny’s Corp. (a)	12,272	157,450
DineEquity, Inc.	2,576	198,352
Domino’s Pizza, Inc.	7,322	1,165,955
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	7,123
Dover Motorsports, Inc.	1,592	3,662
Drive Shack, Inc.	11,272	42,383
Dunkin’ Brands Group, Inc.	14,048	736,677

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
El Pollo Loco Holdings, Inc. (a)	3,382	$41,599
Eldorado Resorts, Inc. (a)	4,161	70,529
Empire Resorts, Inc. (a)(b)	827	18,814
Entertainment Gaming Asia, Inc. (a)	791	1,099
Extended Stay America, Inc.	16,667	269,172
Famous Dave’s Of America, Inc. (a)	1,498	7,415
Fiesta Restaurant Group, Inc. (a)	4,111	122,713
Four Corners Property Trust, Inc.	7,624	156,444
Full House Resorts, Inc. (a)	8,160	19,584
Gaming Partners International Corp.	1,026	12,117
Habit Restaurants, Inc., Class A (a)	2,486	42,884
Hawaiian Holdings, Inc. (a)	7,927	451,839
Herc Holdings, Inc. (a)	3,841	154,255
Hertz Global Holdings, Inc. (a)	11,270	242,981
Hilton Worldwide Holdings, Inc.	86,531	2,353,643
Hyatt Hotels Corp., Class A (a)	6,088	336,423
ILG, Inc.	15,784	286,795
International Speedway Corp., Class A	3,864	142,195
Isle of Capri Casinos, Inc. (a)	3,638	89,822
J Alexander’s Holdings, Inc. (a)	4,126	44,355
Jack in the Box, Inc.	4,878	544,580
Jamba, Inc. (a)	3,045	31,364
JetBlue Airways Corp. (a)	49,327	1,105,911
La Quinta Holdings, Inc. (a)	12,475	177,270
Las Vegas Sands Corp.	55,202	2,948,339
Liberty Braves Group, Class A (a)	2,717	55,671
Liberty Braves Group, Class C (a)	5,069	104,371
Liberty Expedia Holdings, Inc., Class A (a)	8,378	332,355
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,940	164,647
Luby’s, Inc. (a)	5,639	24,135
Madison Square Garden Co., Class A (a)	2,274	390,014
Marcus Corp.	3,067	96,611
Marriott Vacations Worldwide Corp.	3,630	308,006
MGM Resorts International (a)	73,075	2,106,752
Monarch Casino & Resort, Inc. (a)	2,088	53,829
Noodles & Co. (a)(b)	3,634	14,899
Norwegian Cruise Line Holdings Ltd. (a)	24,573	1,045,090
Panera Bread Co., Class A (a)	3,349	686,846
Papa John’s International, Inc.	4,041	345,829
Penn National Gaming, Inc. (a)	11,873	163,729
Pinnacle Entertainment, Inc. (a)	9,766	141,607
Planet Fitness, Inc., Class A	8,482	170,488
Popeyes Louisiana Kitchen, Inc. (a)	3,356	202,971
Potbelly Corp. (a)	4,799	61,907
RCI Hospitality Holdings, Inc.	2,654	45,383
Reading International, Inc., Class A (a)	2,601	43,177
Red Lion Hotels Corp. (a)	5,052	42,184
Red Robin Gourmet Burgers, Inc. (a)	1,864	105,130
Red Rock Resorts, Inc., Class A	4,813	111,613
Regal Entertainment Group, Class A	16,050	330,630
Ruby Tuesday, Inc. (a)	10,132	32,726
Ruth’s Hospitality Group, Inc.	4,841	88,590
Ryman Hospitality Properties, Inc.	7,679	483,854
Sabre Corp.	31,232	779,238
Scientific Games Corp., Class A (a)	7,878	110,292
SeaWorld Entertainment, Inc.	9,937	188,107
Shake Shack, Inc., Class A (a)	2,951	105,616
Six Flags Entertainment Corp.	12,972	777,801
SkyWest, Inc.	7,663	279,316
Sonic Corp.	7,093	188,035
Speedway Motorsports, Inc.	1,762	38,183
Spirit Airlines, Inc. (a)	10,544	610,076
Texas Roadhouse, Inc.	9,590	462,622
Town Sports International Holdings, Inc. (a)	5,154	12,885
Travelport Worldwide Ltd.	19,914	280,787
Travelzoo, Inc. (a)	2,100	19,740
Vail Resorts, Inc.	6,102	984,314

Common Stocks	Shares	Value
Travel & Leisure (continued)
Wendy’s Co.	30,432	$411,441
Wingstop, Inc.	5,041	149,163
World Wrestling Entertainment, Inc., Class A	5,646	103,886
Zoe’s Kitchen, Inc. (a)	3,126	74,993

		32,662,300
Total Common Stocks — 98.2%		659,472,695

Other Interests (d)	Beneficial Interest (000)
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests — 0.0%		45

Rights — 0.0%	Shares
Pharmaceuticals & Biotechnology — 0.0%
Dyax Corp. CVR (Expires 12/31/19) (a)	21,860	24,265
Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR, (Expires 07/16/18) (a)	8,850	28,099
Total Rights — 0.0%		52,364
Total Long-Term Investments (Cost — $431,059,077) — 98.2%		659,525,104

Short-Term Securities
BlackRock T-Fund, Institutional Class, 0.36% (c)(e)	10,850,139	10,850,139
SL Liquidity Series, LLC, Money Market Series, 0.95% (c)(e)(f)	5,565,324	5,565,880
Total Short-Term Securities (Cost — $16,415,631) — 2.4%		16,416,019
Total Investments (Cost — $447,474,708) — 100.6%		675,941,123
Liabilities in Excess of Other Assets — (0.6)%		(4,112,890)

Net Assets — 100.0%		$671,828,233

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Extended Market Index Series

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at December 31, 2016	Value at December 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	10,850,139	[1]		10,850,139	$10,850,139	$9,814		—
BlackRock Liquidity Funds, TempFund, Institutional Class	15,610,860	—		(15,610,860)[2]	—	—	35,869		—
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	171,066	19,646		—
SL Liquidity Series, LLC, Money Market Series	9,970,723	—		(4,405,399)[2]	5,565,324	5,565,880	810,919	[3]	$231
Total						$16,587,085	$876,248		$231

[1] Represents net shares purchased.
[2] Represents net shares sold.

[3] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
90	Russell 2000 E-Mini Index	March 2017	$6,106,050	$(15,549)
37	S&P MidCap 400 E-Mini Index	March 2017	$6,138,670	(55,510)
Total				$(71,059)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	$71,059	—	—	—	$71,059

[1]    Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2016, the effect of derivative financial instruments in the Statement of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,795,920	—	—	—	$1,795,920
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(6,022)	—	—	—	$(6,022)

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	23

Schedule of Investments (continued)	Master Extended Market Index Series

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,718,518

For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,812,177	—	—	$10,812,177
Alternative Energy	716,847	—	—	716,847
Automobiles & Parts	13,791,241	—	—	13,791,241
Banks	54,745,786	—	—	54,745,786
Beverages	550,904	—	—	550,904
Chemicals	17,524,584	—	—	17,524,584
Construction & Materials	16,717,990	—	—	16,717,990
Electricity	8,112,367	—	—	8,112,367
Electronic & Electrical Equipment	19,419,850	—	—	19,419,850
Financial Services	30,543,238	—	—	30,543,238
Fixed Line Telecommunications	1,948,913	—	—	1,948,913
Food & Drug Retailers	4,479,091	—	—	4,479,091
Food Producers	14,783,579	—	—	14,783,579
Forestry & Paper	1,524,762	—	—	1,524,762
Gas, Water & Multi-Utilities	9,848,281	—	—	9,848,281
General Industrials	10,415,175	—	—	10,415,175
General Retailers	26,850,245	—	—	26,850,245
Health Care Equipment & Services	29,981,066	—	—	29,981,066
Household Goods & Home Construction	10,145,109	—	—	10,145,109
Industrial Engineering	20,557,222	—	—	20,557,222
Industrial Metals & Mining	6,396,335	$22,101	—	6,418,436
Industrial Transportation	8,550,945	—	—	8,550,945
Leisure Goods	5,540,434	—	—	5,540,434
Life Insurance	2,293,670	—	—	2,293,670
Media	23,924,629	—	—	23,924,629
Mining	3,891,925	—	—	3,891,925
Mobile Telecommunications	6,522,852	—	—	6,522,852
Nonlife Insurance	24,552,156	—	—	24,552,156
Oil & Gas Producers	18,528,076	—	—	18,528,076
Oil Equipment, Services & Distribution	9,337,213	—	—	9,337,213
Personal Goods	6,078,382	—	—	6,078,382
Pharmaceuticals & Biotechnology	33,582,013	—	—	33,582,013
Real Estate Investment & Services	10,130,038	—	—	10,130,038
Real Estate Investment Trusts (REITs)	58,563,809	—	—	58,563,809
Software & Computer Services	48,302,183	—	—	48,302,183
Support Services	26,964,753	—	—	26,964,753
Technology Hardware & Equipment	29,374,992	—	—	29,374,992
Tobacco	785,462	—	—	785,462
Travel & Leisure	32,662,300	—	—	32,662,300
Other Interests:
Technology Hardware & Equipment	—	—	$45	45

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Rights:
Pharmaceuticals & Biotechnology	—	—	$24,265	$24,265
Technology Hardware & Equipment	—	—	28,099	28,099
Short-Term Securities	$10,850,139	—	—	10,850,139

SubTotal	$670,300,733	$22,101	$52,409	$670,375,243

Investments valued at NAV[1]				5,565,880

Total				$675,941,123

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(71,059)	—	—	$(71,059)

1 As of December 31, 2016, certain of the Series’ investments were valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.
[2] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	25

Statement of Assets and Liabilities	Master Extended Market Index Series

December 31, 2016

Assets
Investments at value — unaffiliated (including securities loaned at value of $5,088,861) (cost — $430,842,503)	$659,354,038
Investments at value — affiliated (cost — $16,632,205)	16,587,085
Cash pledged for futures contracts	525,700
Receivables:
Dividends — unaffiliated	931,603
Contributions from investors	785,521
Securities lending income — affiliated	40,181
Investments sold	3,481
Dividends — affiliated	3,444
Prepaid expenses	2,312

Total assets	678,233,365

Liabilities
Cash collateral on securities loaned at value	5,565,262
Bank overdraft	8,670
Payables:
Contributions to the Master	523,469
Variation margin on futures contracts	50,151
Investment advisory fees	5,136
Directors’ fees	5,569
Other affiliates	3,661
Other accrued expenses	243,214

Total liabilities	6,405,132

Net Assets	$671,828,233

Net Assets Consist of
Investors’ capital	$443,432,877
Net unrealized appreciation (depreciation)	228,395,356

Net Assets	$671,828,233

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Statement of Operations	Master Extended Market Index Series

Year Ended December 31, 2016

Investment Income
Dividends — unaffiliated	$8,964,045
Securities lending — affiliated — net	810,919
Other income	96,379
Dividends — affiliated	65,329
Foreign taxes withheld	(4,811)

Total investment income	9,931,861

Expenses
Investment advisory	61,284
Accounting services	128,094
Professional	69,477
Custodian	56,243
Directors	27,590
Pricing fees	26,514
Printing	22,143
Miscellaneous	3,578

Total expenses	394,923
Less:
Fees waived by the Manager	(8,730)
Fees paid indirectly	(163)

Total expenses after fees waived and paid indirectly	386,030

Net investment income	9,545,831

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	36,304,303
Investments — affiliated	231
Futures contracts	1,795,920

38,100,454

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	45,189,750
Investments — affiliated	20,096
Futures contracts	(6,022)

45,203,824

Net realized and unrealized gain	83,304,278

Net Increase in Net Assets Resulting from Operations	$92,850,109

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	27

Statements of Changes in Net Assets	Master Extended Market Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$9,545,831	$8,433,717
Net realized gain	38,100,454	41,451,801
Net change in unrealized appreciation (depreciation)	45,203,824	(71,694,731)

Net increase (decrease) in net assets resulting from operations	92,850,109	(21,809,213)

Capital Transactions
Proceeds from contributions	55,281,518	74,606,931
Value of withdrawals	(96,053,186)	(94,072,983)

Net decrease in net assets derived from capital transactions	(40,771,668)	(19,466,052)

Net Assets
Total increase (decrease) in net assets	52,078,441	(41,275,265)
Beginning of year	619,749,792	661,025,057

End of year	$671,828,233	$619,749,792

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Financial Highlights	Master Extended Market Index Series

	Year Ended December 31,
	2016	2015	2014		2013	2012

Total Return
Total return	16.07%	(3.32)%	7.66%		37.98%	18.04%

Ratios to Average Net Assets
Total expenses	0.06%	0.07%	0.07%	[1]	0.07%	0.10%

Total expenses after fees waived and paid indirectly	0.06%	0.06%	0.07%	[1]	0.06%	0.09%

Net investment income	1.56%	1.27%	1.35%	[1]	1.32%	1.83%

Supplemental Data
Net assets, end of year (000)	$671,828	$619,750	$661,025		$615,867	$398,305

Portfolio turnover rate	13%	14%	10%		18%	12%

[1]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	29

Notes to Financial Statements	Master Extended Market Index Series

1. Organization:

Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Master Extended Market Index Series (the “Series”) is a series of the Master LLC. The Series is classified as diversified. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of December 31, 2016, certain investments of the Series were valued using NAV per share as no quoted market value was available and have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Series presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Series had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Series no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) generally 4:00 p.m., Eastern time (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

30	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Extended Market Index Series

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Series’ assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Series values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and the Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)   recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)   future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)   audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	31

Notes to Financial Statements (continued)	Master Extended Market Index Series

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Series’ Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”) if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

32	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Extended Market Index Series

As of period end, the following table is a summary of the Series’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$215,207	$(215,207)	—
BNP Paribas S.A.	182,478	(182,478)	—
Citigroup Global Markets, Inc.	1,421,769	(1,421,769)	—
Credit Suisse Securities (USA) LLC	97,910	(97,910)	—
Deutsche Bank Securities, Inc.	639,809	(639,809)	—
Goldman Sachs & Co.	1,278,497	(1,278,497)	—
JP Morgan Securities LLC	155,582	(155,582)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	260,140	(260,140)	—
Morgan Stanley	481,388	(481,388)	—
National Financial Services LLC	47,563	(47,563)	—
SG Americas Securities LLC	50,562	(50,562)	—
UBS Securities LLC	257,956	(257,956)	—

Total	$5,088,861	$(5,088,861)	—

[1]

Cash collateral with a value of $5,565,262 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: The Series invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.

For such services, the Series pays the Manager a monthly fee which is determined by calculating a percentage of the Series’ average daily net assets based on an annual rate of 0.01%

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	33

Notes to Financial Statements (continued)	Master Extended Market Index Series

Expense Limitations, Waivers and Reimbursements: With respect to the Series, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.12%

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2017, unless approved by the Board, including a majority of the Directors who are not “interested persons” of the Master LLC, as defined in the 1940 Act, or by a vote of a majority of the outstanding voting securities of the Series.

With respect to the Series, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by the Manager in the Statement of Operations. For the year ended December 31, 2016, the amount waived was $8,730.

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of the Series’ assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice.

For the year ended December 31, 2016, the Series reimbursed the Manager $6,947 for certain accounting services, which is included in accounting services in the Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Series is shown as securities lending — affiliated — net in the Statement of Operations. For the year ended December 31, 2016, the Series paid BIM $202,732 for securities lending agent services.

Officers and Directors: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2016, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$2,990,449	$12,407,469	$3,734,324

7. Purchases and Sales:

For the year ended December 31, 2016, purchases and sales of investments excluding short-term securities were $75,612,524 and $95,439,303 respectively.

8. Income Tax Information:

The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

34	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Notes to Financial Statements (continued)	Master Extended Market Index Series

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$450,288,887

Gross unrealized appreciation	$275,424,608
Gross unrealized depreciation	(49,772,372)

Net unrealized appreciation	$225,652,236

9. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Series did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers of securities owned by the Series. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	35

Notes to Financial Statements (concluded)	Master Extended Market Index Series

With exchange-traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Report of Independent Public Accounting Firm

To the Board of Directors of Quantitative Master Series LLC and the Shareholders of Master Extended Market Index Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the series included in Quantitative Master Series LLC (the “Series”) as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 16, 2017

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	37

Officers and Directors[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Directors[3]
Rodney D. Johnson 1941	Chair of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Director	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Director	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Director	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Director	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Director	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None

38	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Officers and Directors[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Directors[3] (concluded)
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Directors[5]
Barbara G. Novick 1960	Director	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Director, President and Chief Executive Officer	Since 2015 (Director); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 16, 2017.
[2] The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

[4]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Master LLC based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	39

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors[2]
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Directors of the Master LLC.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Sidley Austin LLP New York, NY 10019

	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Series 100 Bellevue Parkway Wilmington, DE 19809

40	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2016	41

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$39,463	$39,463	$0	$0	$13,260	$13,260	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$13,260	$13,260

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

3

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 27, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 27, 2017

5